iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .3%
Abacus Group ........................... 342,412 $ 252,198
Abacus Storage King ...................... 1,144,138 1,175,692
AGL Energy Ltd. ......................... 728,860 5,050,242
ALS Ltd. ............................... 602,996 9,415,681
AMP Ltd. .............................. 3,606,621 3,828,939
Ampol Ltd. ............................. 235,142 5,953,930
Ansell Ltd. ............................. 160,268 3,074,468
ANZ Group Holdings Ltd. ................... 3,046,975 80,932,258
APA Group ............................. 1,316,582 9,835,148
ARB Corp. Ltd. .......................... 125,978 1,703,550
Aristocrat Leisure Ltd. ...................... 573,334 19,725,827
ASX Ltd. .............................. 195,574 8,560,855
Atlas Arteria Ltd. ......................... 1,461,568 5,064,628
AUB Group Ltd. .......................... 156,660 2,917,616
Aurizon Holdings Ltd. ...................... 1,694,334 5,118,615
Bank of Queensland Ltd. .................... 818,065 3,971,362
Bapcor Ltd. ............................. 979,316 401,116
Beach Energy Ltd. ........................ 2,872,787 2,440,232
Bega Cheese Ltd. ........................ 317,374 1,269,017
Bellevue Gold Ltd.
(a)
....................... 2,399,127 2,608,448
Bendigo & Adelaide Bank Ltd. ................ 647,126 5,002,349
BHP Group Ltd. .......................... 5,148,552 203,776,307
BlueScope Steel Ltd. ...................... 513,516 11,163,313
Brambles Ltd. ........................... 1,421,465 23,159,180
Breville Group Ltd.
(b)
....................... 162,203 3,546,508
BWP Property Group Ltd. ................... 505,907 1,432,103
Capricorn Metals Ltd. ...................... 528,116 4,378,764
CAR Group Ltd. .......................... 409,766 7,558,879
Catalyst Metals Ltd.
(a)
...................... 338,702 1,298,454
Challenger Ltd. .......................... 636,777 3,963,409
Champion Iron Ltd. ....................... 620,202 2,142,556
Charter Hall Group ........................ 541,769 7,978,134
Charter Hall Long Wale REIT ................. 1,144,857 2,907,454
Charter Hall Retail REIT .................... 549,040 1,557,842
Cleanaway Waste Management Ltd. ............ 3,063,399 4,914,569
Cochlear Ltd. ........................... 68,650 4,671,031
Codan Ltd. ............................. 143,577 4,350,949
Coles Group Ltd. ......................... 1,345,743 21,448,447
Commonwealth Bank of Australia .............. 1,702,096 214,390,260
Computershare Ltd. ....................... 565,840 12,431,047
Corporate Travel Management Ltd.
(a) (c)
........... 107,918 1,021,444
Credit Corp. Group Ltd. ..................... 61,934 483,048
Cromwell Property Group ................... 1,605,549 464,191
CSL Ltd. ............................... 487,547 44,006,263
Deterra Royalties Ltd. ...................... 909,962 2,740,696
Dexus ................................ 1,076,796 4,857,590
Domino's Pizza Enterprises Ltd. ............... 68,185 817,699
Downer EDI Ltd. ......................... 937,245 5,036,214
DroneShield Ltd.
(a) (b)
....................... 1,282,941 3,344,369
Dyno Nobel Ltd. .......................... 2,345,805 5,570,114
Eagers Automotive Ltd. ..................... 247,909 4,327,431
Emerald Resources NL
(a)
.................... 607,491 2,563,852
Endeavour Group Ltd. ..................... 1,743,054 4,219,935
Evolution Mining Ltd. ...................... 2,053,850 18,158,384
Flight Centre Travel Group Ltd.
(b)
.............. 259,643 1,934,776
Fortescue Ltd. ........................... 1,687,053 24,315,613
Genesis Minerals Ltd.
(a)
..................... 1,053,869 4,541,016
Goodman Group ......................... 2,056,270 44,550,615
GPT Group (The) ......................... 2,035,920 7,021,573
GrainCorp Ltd. , Class A .................... 237,327 1,055,937
Growthpoint Properties Australia Ltd. ............ 240,639 380,854
Harvey Norman Holdings Ltd. ................ 865,578 2,829,040
Security Shares Value
a
Australia (continued)
HMC Capital Ltd. ......................... 375,909 $ 681,391
HomeCo Daily Needs REIT .................. 2,188,881 2,013,266
HUB24 Ltd. ............................. 102,401 6,266,066
IDP Education Ltd. ........................ 364,897 876,832
IGO Ltd.
(a)
.............................. 823,635 4,531,881
Iluka Resources Ltd. ....................... 433,174 2,577,185
Ingenia Communities Group ................. 380,047 1,101,440
Insurance Australia Group Ltd. ................ 2,382,686 12,957,282
IPH Ltd. ............................... 239,930 630,648
IRESS Ltd. ............................. 181,997 895,948
JB Hi-Fi Ltd. ............................ 127,803 7,137,402
Lendlease Corp. Ltd. ...................... 767,359 1,871,724
Liontown Ltd.
(a)
.......................... 2,366,609 4,143,678
Lottery Corp. Ltd. (The) ..................... 2,577,727 10,318,920
Lovisa Holdings Ltd. ....................... 81,885 1,417,627
Lynas Rare Earths Ltd.
(a)
.................... 943,594 13,385,986
Macquarie Group Ltd. ...................... 366,938 63,037,084
Magellan Financial Group Ltd. ................ 164,511 1,219,731
Medibank Pvt Ltd. ........................ 2,744,438 9,331,997
Megaport Ltd.
(a) (b)
......................... 292,537 1,981,276
Mesoblast Ltd.
(a) (b)
........................ 1,172,355 1,832,561
Metcash Ltd. ............................ 1,762,047 3,469,760
Mineral Resources Ltd.
(a)
.................... 186,906 8,797,725
Mirvac Group ........................... 3,939,340 4,866,841
Monadelphous Group Ltd. ................... 113,749 2,310,317
Myer Holdings Ltd.
(b)
....................... 1,782,086 333,583
Nanosonics Ltd.
(a) (b)
....................... 281,994 706,899
National Australia Bank Ltd. .................. 3,110,734 89,986,459
Netwealth Group Ltd. ...................... 164,924 2,832,475
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 225,102 2,046,782
New Hope Corp. Ltd. ...................... 537,243 2,119,599
NEXTDC Ltd.
(a)
.......................... 777,144 8,066,712
nib holdings Ltd. ......................... 594,483 2,870,984
Nine Entertainment Co. Holdings Ltd. ........... 1,129,962 781,879
Northern Star Resources Ltd. ................. 1,448,280 22,199,569
Nufarm Ltd.
(a)
........................... 355,936 631,731
Orica Ltd. .............................. 471,386 7,189,823
Origin Energy Ltd. ........................ 1,795,137 15,696,873
Orora Ltd. .............................. 1,672,611 1,596,863
Paladin Energy Ltd.
(a)
...................... 489,830 4,176,032
Perenti Ltd. ............................. 1,049,620 1,420,649
Perpetual Ltd. ........................... 97,494 1,178,288
Perseus Mining Ltd. ........................ 1,400,199 5,611,561
PEXA Group Ltd.
(a)
........................ 144,749 1,315,243
Pinnacle Investment Management Group Ltd. ...... 240,025 2,621,082
PLS Group Ltd.
(a)
......................... 3,318,261 14,764,314
PolyNovo Ltd.
(a) (b)
......................... 740,959 540,523
Premier Investments Ltd. ................... 152,624 1,370,904
Pro Medicus Ltd. ......................... 63,710 6,252,984
Qantas Airways Ltd. ....................... 936,844 5,728,230
QBE Insurance Group Ltd. .................. 1,518,928 24,603,391
Qube Holdings Ltd. ....................... 1,402,647 5,107,209
Ramelius Resources Ltd. ................... 1,922,607 4,771,859
Ramsay Health Care Ltd. ................... 191,381 5,413,598
REA Group Ltd. .......................... 57,774 7,152,702
Reece Ltd. ............................. 308,488 3,075,419
Region Group ........................... 1,871,292 3,129,231
Regis Resources Ltd. ...................... 921,129 4,723,132
Reliance Worldwide Corp. Ltd. ................ 1,146,529 2,718,973
Resolute Mining Ltd.
(a)
..................... 2,297,432 1,965,972
Rio Tinto Ltd. ........................... 379,581 46,494,707
Sandfire Resources Ltd.
(a)
................... 473,299 5,718,210
Santos Ltd. ............................. 3,289,082 18,949,693
Scentre Group ........................... 5,059,305 13,595,318

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Australia (continued)
SEEK Ltd. ............................. 379,876 $ 3,813,413
SGH Ltd. .............................. 207,601 5,879,839
Sigma Healthcare Ltd. ..................... 5,240,175 10,594,026
Silex Systems Ltd.
(a)
....................... 277,514 1,146,207
Sims Ltd. .............................. 172,046 2,600,144
Sonic Healthcare Ltd. ...................... 478,636 6,848,623
South32 Ltd. ............................ 4,788,021 14,189,526
Steadfast Group Ltd. ...................... 1,435,732 4,416,069
Stockland .............................. 2,419,113 7,094,528
Suncorp Group Ltd. ....................... 1,061,625 13,211,261
Super Retail Group Ltd. .................... 191,359 1,645,406
Tabcorp Holdings Ltd. ...................... 2,125,290 1,746,806
Technology One Ltd. ...................... 319,694 6,587,467
Telix Pharmaceuticals Ltd.
(a) (b)
................ 342,079 3,762,363
Telstra Group Ltd. ........................ 4,158,816 15,972,026
Temple & Webster Group Ltd.
(a)
............... 114,994 478,523
Transurban Group ........................ 3,073,034 31,144,459
Treasury Wine Estates Ltd.
(b)
................. 892,738 2,805,920
Tuas Ltd.
(a)
............................. 369,835 1,591,256
Vault Minerals Ltd. ........................ 1,384,842 4,620,190
Ventia Services Group Pty Ltd. ................ 1,206,431 4,644,374
Vicinity Ltd. ............................. 3,843,592 6,989,472
Viva Energy Group Ltd.
(d)
................... 1,659,982 2,939,957
Washington H Soul Pattinson & Co. Ltd. ......... 312,042 9,515,392
Waypoint REIT Ltd. ....................... 695,843 1,241,773
WEB Travel Group Ltd.
(a)
.................... 662,179 1,280,194
Wesfarmers Ltd. ......................... 1,148,440 61,007,829
West African Resources Ltd.
(a)
................ 1,203,929 2,621,452
Westgold Resources Ltd. ................... 1,171,626 4,652,751
Westpac Banking Corp. .................... 3,466,069 96,969,047
Whitehaven Coal Ltd. ...................... 885,086 5,408,433
WiseTech Global Ltd. ...................... 208,390 6,563,353
Woodside Energy Group Ltd. ................. 1,907,646 45,607,315
Woolworths Group Ltd. ..................... 1,237,875 30,737,045
Worley Ltd. ............................. 478,904 4,102,398
Xero Ltd.
(a)
............................. 174,104 10,224,817
Yancoal Australia Ltd. ...................... 461,419 2,537,998
Zip Co. Ltd.
(a) (b)
.......................... 1,471,544 2,653,321
1,856,571,027
a
Austria  —  0 .3%
ANDRITZ AG ........................... 70,361 5,978,617
BAWAG Group AG
(d)
....................... 83,950 14,376,502
CA Immobilien Anlagen AG .................. 35,470 1,132,318
CPI Europe AG
(a)
......................... 45,534 833,679
DO & CO AG ........................... 8,770 1,780,673
Erste Group Bank AG ...................... 321,656 35,541,701
Lenzing AG
(a) (b)
.......................... 20,061 549,084
Oesterreichische Post AG ................... 70,569 2,656,474
OMV AG .............................. 132,713 9,368,222
Raiffeisen Bank International AG .............. 140,567 7,667,314
UNIQA Insurance Group AG ................. 112,746 2,163,366
Verbund AG ............................ 74,776 5,642,091
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 38,723 2,915,668
voestalpine AG .......................... 124,473 6,435,626
Wienerberger AG ......................... 116,346 3,373,360
100,414,695
a
Belgium  —  1 .0%
Ackermans & van Haaren N.V. ................ 28,306 9,335,676
Aedifica SA ............................. 74,171 6,252,715
Ageas SA/N.V. .......................... 145,300 11,386,381
Anheuser-Busch InBev SA/N.V. ............... 988,874 74,720,876
Argenx SE
(a)
............................ 63,655 49,920,015
Security Shares Value
a
Belgium (continued)
Azelis Group N.V. ........................ 184,416 $ 2,443,418
Barco N.V. ............................. 63,538 711,185
Bekaert SA ............................. 51,981 2,566,878
CMB Tech N.V. .......................... 178,986 2,461,258
Colruyt Group N.V.
(b)
....................... 62,012 2,390,107
Deme Group N.V. ........................ 8,418 1,920,952
D'ieteren Group .......................... 27,607 5,704,746
Elia Group SA/N.V.
(a)
...................... 48,655 8,068,980
Fagron ................................ 75,849 2,139,695
Financiere de Tubize SA .................... 17,765 4,090,956
Galapagos N.V.
(a)
......................... 40,908 1,148,634
Groupe Bruxelles Lambert N.V. ............... 91,887 8,583,724
KBC Ancora ............................ 56,837 5,188,265
KBC Group N.V. ......................... 229,796 30,585,370
Kinepolis Group N.V. ...................... 13,887 499,114
Lotus Bakeries N.V. ....................... 360 4,333,826
Melexis N.V. ............................ 25,924 2,181,621
Montea N.V. ............................ 18,968 1,567,316
Ontex Group N.V.
(a) (b)
...................... 51,790 176,880
Proximus SADP .......................... 110,249 842,353
Retail Estates N.V. ........................ 15,204 1,212,186
Shurgard Self Storage Ltd. .................. 39,471 1,214,115
Sofina SA .............................. 16,633 4,258,843
Solvay SA .............................. 74,181 2,422,286
Syensqo SA ............................ 76,434 5,070,570
UCB SA ............................... 129,127 35,160,157
Umicore SA ............................ 241,296 4,880,270
VGP N.V. .............................. 23,466 2,409,088
Warehouses De Pauw CVA .................. 174,049 4,574,740
300,423,196
a
Canada  —  12 .1%
5N Plus, Inc.
(a)
........................... 108,445 2,616,220
Advantage Energy Ltd.
(a)
.................... 174,227 1,324,964
Agnico Eagle Mines Ltd. .................... 512,045 96,287,153
Air Canada
(a)
............................ 221,945 3,047,281
Alamos Gold, Inc. , Class A .................. 456,903 18,231,047
Algonquin Power & Utilities Corp. .............. 802,739 5,035,032
Alimentation Couche-Tard, Inc. ................ 739,056 43,722,561
Allied Gold Corp.
(a)
........................ 131,314 3,948,072
Allied Properties REIT
(b)
.................... 81,552 590,769
Almonty Industries, Inc.
(a)
................... 232,155 5,029,868
AltaGas Ltd. ............................ 315,869 11,838,547
Altus Group Ltd. ......................... 35,924 1,194,337
Americas Gold & Silver Corp.
(a) (b)
.............. 302,618 1,733,256
Andean Precious Metals Corp.
(a)
............... 71,973 331,160
ARC Resources Ltd. ....................... 590,107 13,997,311
Aris Mining Corp.
(a)
........................ 246,700 4,409,671
Aritzia, Inc.
(a)
............................ 97,493 10,290,110
Atco Ltd. , Class I , NVS ..................... 105,739 5,301,935
Athabasca Oil Corp.
(a)
...................... 720,635 6,345,047
AtkinsRealis Group, Inc. .................... 179,165 12,362,893
ATS Corp
(a)
............................. 98,533 3,196,782
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 182,093 1,175,658
Aya Gold & Silver, Inc.
(a) (b)
................... 168,605 2,914,452
B2Gold Corp ............................ 1,284,518 5,806,265
Badger Infrastructure Solutions Ltd. ............ 59,785 2,891,651
Bank of Montreal ......................... 721,921 109,929,061
Bank of Nova Scotia (The) ................... 1,240,040 96,475,450
Barrick Mining Corp. ....................... 1,709,957 67,184,750
Bausch Health Companies, Inc.
(a)
.............. 342,371 1,963,463
Baytex Energy Corp. ...................... 1,077,976 5,467,850
BCE, Inc. .............................. 69,485 1,651,250
Birchcliff Energy Ltd. ...................... 253,508 1,200,027
BlackBerry Ltd.
(a)
......................... 577,415 3,124,379

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Canada (continued)
Boardwalk REIT ......................... 49,131 $ 2,455,194
Bombardier, Inc. , Class B
(a)
.................. 92,004 19,550,215
Boralex, Inc. , Class A ...................... 100,860 2,729,498
BOYD GROUP, INC. ...................... 28,778 3,557,341
Brookfield Asset Management Ltd. , Class A ....... 410,871 19,739,715
Brookfield Corp. .......................... 2,070,118 93,497,066
Brookfield Infrastructure Corp.
(b)
............... 117,314 4,339,845
Brookfield Renewable Corp. ................. 136,547 4,955,841
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 52,552 2,373,516
BRP, Inc. .............................. 48,895 2,736,047
CAE, Inc.
(a)
............................. 308,574 8,064,473
Cameco Corp. ........................... 444,733 54,670,384
Canada Goose Holdings, Inc.
(a)
............... 89,171 1,015,552
Canadian Apartment Properties REIT ........... 121,200 3,263,883
Canadian Imperial Bank of Commerce .......... 938,792 104,754,079
Canadian National Railway Co. ............... 521,071 58,526,744
Canadian Natural Resources Ltd. .............. 2,090,341 99,781,139
Canadian Pacific Kansas City Ltd. ............. 899,887 78,266,021
Canadian Tire Corp. Ltd. , Class A , NVS .......... 53,283 7,410,234
Canadian Utilities Ltd. , Class A , NVS ............ 148,136 5,288,118
Canfor Corp.
(a) (b)
.......................... 38,830 345,892
Capital Power Corp. ....................... 162,730 7,785,786
Capstone Copper Corp.
(a)
................... 800,238 6,668,895
CCL Industries, Inc. , Class B , NVS ............. 155,659 9,829,889
Celestica, Inc.
(a)
.......................... 118,117 48,493,752
Cenovus Energy, Inc. ...................... 1,448,981 42,391,508
Centerra Gold, Inc. ........................ 263,521 4,586,179
CES Energy Solutions Corp. ................. 238,879 3,401,126
CGI, Inc. .............................. 201,585 13,194,628
Choice Properties REIT .................... 294,643 3,268,870
Cogeco Communications, Inc. ................ 11,266 522,017
Colliers International Group, Inc. ............... 40,698 4,254,512
Constellation Software, Inc. .................. 20,180 36,752,752
Crombie REIT ........................... 62,242 776,679
Cronos Group, Inc.
(a)
...................... 274,969 732,792
Definity Financial Corp.
(b)
.................... 91,333 4,656,245
Denison Mines Corp.
(a)
..................... 1,281,863 4,907,194
Descartes Systems Group, Inc. (The)
(a)
.......... 90,062 6,498,308
Discovery Silver Corp.
(a) (b)
................... 730,544 4,506,908
Dollarama, Inc. .......................... 286,264 36,585,144
DPM Metals, Inc. ......................... 189,955 6,378,214
Dream Industrial REIT ..................... 261,839 2,636,992
Eldorado Gold Corp. ....................... 227,398 7,026,094
Element Fleet Management Corp. ............. 413,097 9,862,507
Emera, Inc. ............................. 294,171 15,694,462
Empire Co. Ltd. , Class A , NVS ................ 139,282 4,768,000
Enbridge, Inc. ........................... 2,196,825 121,845,471
Endeavour Silver Corp.
(a) (b)
.................. 343,027 3,166,753
Enerflex Ltd. ............................ 200,970 5,392,834
Energy Fuels, Inc.
(a) (b)
...................... 277,625 6,000,714
Enghouse Systems Ltd. .................... 42,027 524,429
EQB, Inc. .............................. 29,089 2,640,035
Equinox Gold Corp. ....................... 737,488 10,304,798
ERO Copper Corp.
(a)
...................... 137,195 3,546,153
Exchange Income Corp. .................... 47,005 3,462,179
Fairfax Financial Holdings Ltd. ................ 20,783 35,965,675
Finning International, Inc. ................... 150,941 11,054,302
First Capital REIT ........................ 146,954 2,530,463
First Majestic Silver Corp. ................... 456,967 9,002,420
First Quantum Minerals Ltd.
(a)
................ 726,283 17,783,467
FirstService Corp. ........................ 44,662 5,984,415
Fortis, Inc. ............................. 490,968 28,077,001
Fortuna Mining Corp.
(a)
..................... 434,439 4,189,753
Franco-Nevada Corp. ...................... 194,148 44,791,181
Security Shares Value
a
Canada (continued)
Freehold Royalties Ltd. ..................... 216,935 $ 2,873,089
G Mining Ventures Corp.
(a) (b)
.................. 162,084 5,617,782
George Weston Ltd. ....................... 184,194 13,292,994
GFL Environmental, Inc. .................... 243,097 9,753,588
Gibson Energy, Inc. ....................... 167,470 3,667,856
Gildan Activewear, Inc. ..................... 163,378 10,139,335
goeasy Ltd.
(b)
........................... 12,396 310,368
GoGold Resources, Inc.
(a)
................... 540,802 1,043,105
Granite REIT ............................ 50,447 3,411,909
Great-West Lifeco, Inc. ..................... 278,478 14,879,768
H&R REIT ............................. 113,547 893,597
Hammond Power Solutions, Inc.
(b)
............. 11,107 2,364,495
Headwater Exploration, Inc. .................. 274,958 2,716,484
Hudbay Minerals, Inc. ...................... 435,629 10,076,536
Hydro One Ltd.
(d)
......................... 360,824 15,502,403
iA Financial Corp., Inc. ..................... 93,452 12,027,297
IAMGOLD Corp.
(a)
........................ 577,422 9,717,574
IGM Financial, Inc. ........................ 82,378 4,592,694
Imperial Oil Ltd. .......................... 181,322 24,289,286
Intact Financial Corp. ...................... 175,183 33,755,953
InterRent REIT .......................... 215,316 2,092,370
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 753,101 6,098,657
K92 Mining, Inc.
(a)
........................ 249,765 4,589,491
Keyera Corp. ........................... 230,448 8,903,384
Killam Apartment REIT
(b)
.................... 106,175 1,331,145
Kinaxis, Inc.
(a)
........................... 37,590 3,883,668
Kinross Gold Corp. ........................ 1,246,462 37,760,453
Labrador Iron Ore Royalty Corp. ............... 70,811 1,479,975
Laurentian Bank of Canada .................. 93,315 2,766,441
Lightspeed Commerce, Inc.
(a)
................. 205,828 1,907,737
Linamar Corp. ........................... 61,415 4,109,404
Lithium Americas Corp.
(a) (b)
.................. 240,052 1,378,441
Loblaw Companies Ltd. .................... 626,130 28,864,623
Lundin Gold, Inc. ......................... 115,699 7,775,729
Lundin Mining Corp. ....................... 708,882 18,192,385
Magna International, Inc. .................... 265,471 16,895,475
Manulife Financial Corp. .................... 1,677,991 65,978,208
Maple Leaf Foods, Inc. ..................... 97,243 2,054,606
MDA Space Ltd.
(a) (b)
....................... 151,760 4,641,006
Methanex Corp. .......................... 85,466 5,592,239
Metro, Inc. , Class A ....................... 225,394 15,109,786
Montage Gold Corp.
(a) (b)
..................... 284,672 2,812,455
MTY Food Group, Inc. ..................... 35,291 1,054,560
National Bank of Canada ................... 398,156 60,100,789
NexGen Energy Ltd.
(a) (b)
.................... 626,070 7,863,035
NFI Group, Inc.
(a)
......................... 98,459 1,577,258
NGEx Minerals Ltd.
(a)
...................... 212,718 3,935,365
North West Co., Inc. (The) ................... 64,203 2,404,865
Northland Power, Inc. ...................... 286,895 4,933,829
Novagold Resources, Inc.
(a)
.................. 337,241 2,730,998
Nutrien Ltd. ............................. 483,434 36,746,465
OceanaGold Corp. ........................ 244,829 7,580,894
Onex Corp. ............................. 68,269 5,752,116
Open Text Corp. ......................... 288,056 6,529,425
OR Royalties, Inc. ........................ 201,496 7,421,390
Orla Mining Ltd. .......................... 334,895 4,388,509
Pan American Silver Corp. ................... 441,280 23,091,385
Paramount Resources Ltd. , Class A ............ 82,486 1,866,691
Parex Resources, Inc. ..................... 96,588 2,035,078
Pason Systems, Inc. ....................... 77,944 801,618
Pembina Pipeline Corp. .................... 560,104 26,072,350
Pet Valu Holdings Ltd. ..................... 76,567 1,198,940
Peyto Exploration & Development Corp.
(b)
........ 289,161 5,536,922
Power Corp. of Canada .................... 559,257 31,199,982

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
PrairieSky Royalty Ltd. ..................... 237,538 $ 5,999,874
Premium Brands Holdings Corp.
(b)
............. 52,014 3,264,397
Primaris REIT ........................... 114,333 1,588,297
Propel Holdings, Inc.
(b)
..................... 39,670 638,996
Quebecor, Inc. , Class B .................... 165,252 6,956,314
RB Global, Inc. .......................... 189,832 19,833,590
Restaurant Brands International, Inc. ............ 327,494 26,426,633
Richelieu Hardware Ltd. .................... 49,068 1,434,815
RioCan REIT ............................ 138,714 2,171,060
Rogers Communications, Inc. , Class B , NVS ...... 367,795 13,389,379
Royal Bank of Canada ..................... 1,414,916 254,483,843
Russel Metals, Inc. ........................ 82,643 3,216,649
Saputo, Inc. ............................ 280,899 8,505,448
Seabridge Gold, Inc.
(a)
..................... 127,187 3,549,644
Secure Waste Infrastructure Corp. ............. 279,958 4,771,250
Shopify, Inc. , Class A
(a)
..................... 1,242,708 150,843,078
Sienna Senior Living, Inc. ................... 185,344 3,192,881
Silvercorp Metals, Inc. ..................... 304,300 3,658,276
Skeena Resources Ltd.
(a)
................... 122,855 3,582,498
SmartCentres REIT
(b)
...................... 148,593 3,085,956
South Bow Corp. ......................... 214,395 7,339,322
Southern Cross Gold Consolidated Ltd.
(a) (b)
........ 239,947 1,731,130
Spin Master Corp.
(d)
....................... 28,615 434,802
Sprott, Inc. ............................. 29,195 3,813,071
SSR Mining, Inc.
(a)
........................ 189,760 5,465,021
Stantec, Inc. ............................ 120,213 10,979,221
Stella-Jones, Inc. ......................... 72,292 4,473,711
Sun Life Financial, Inc. ..................... 546,585 39,381,804
Suncor Energy, Inc. ....................... 1,215,704 83,305,281
Superior Plus Corp. ....................... 177,925 982,396
Tamarack Valley Energy Ltd. ................. 705,551 6,617,381
Taseko Mines Ltd.
(a)
....................... 489,265 3,508,257
TC Energy Corp. ......................... 1,037,037 69,535,341
Teck Resources Ltd. , Class B ................ 463,766 27,074,498
TELUS Corp. ........................... 481,768 6,032,962
TerraVest Industries, Inc. .................... 20,947 2,136,722
TFI International, Inc. ...................... 80,965 11,584,906
Thomson Reuters Corp.
(a)
................... 155,855 14,909,117
TMX Group Ltd. .......................... 315,542 12,869,310
Topaz Energy Corp. ....................... 129,878 3,015,682
Torex Gold Resources, Inc. .................. 89,003 3,665,350
Toromont Industries Ltd. .................... 83,946 13,053,391
Toronto-Dominion Bank (The) ................ 1,713,298 184,567,230
Tourmaline Oil Corp.
(b)
..................... 345,655 16,743,917
TransAlta Corp. .......................... 293,496 3,658,032
Triple Flag Precious Metals Corp. .............. 81,332 2,596,205
Vermilion Energy, Inc. ...................... 296,054 3,997,225
Vital Infrastructure Property Trust .............. 147,134 603,332
Vizsla Silver Corp.
(a) (b)
...................... 478,505 1,623,961
Wesdome Gold Mines Ltd.
(a)
................. 205,700 3,655,610
West Fraser Timber Co. Ltd. ................. 52,518 3,325,025
Wheaton Precious Metals Corp. ............... 458,335 57,894,592
Whitecap Resources, Inc. ................... 1,232,617 14,546,215
Winpak Ltd. ............................ 44,100 1,303,829
WSP Global, Inc. ......................... 135,926 22,615,140
3,569,978,687
a
China  —  0 .0%
Mobvista, Inc.
(a) (d)
......................... 761,000 1,591,284
Wharf Holdings Ltd. (The) ................... 1,017,045 3,357,904
4,949,188
a
Denmark  —  1 .5%
AL Sydbank ............................ 67,725 5,776,106
ALK-Abello A.S. .......................... 171,936 6,439,970
Security Shares Value
a
Denmark (continued)
Alm Brand A.S. .......................... 1,031,282 $ 2,406,862
Ambu A.S. , Class B
(b)
...................... 214,372 2,125,043
AP Moller - Maersk A.S. , Class A .............. 2,654 6,227,395
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 4,161 9,858,208
Bavarian Nordic A.S.
(a)
..................... 97,793 2,878,515
Carlsberg A.S. , Class B .................... 92,032 12,462,403
Chemometec A.S. ........................ 18,265 920,960
Coloplast A.S. , Class B ..................... 122,620 7,574,686
D/S Norden A.S. ......................... 22,109 1,046,204
Danske Bank A.S. ........................ 655,771 33,712,193
Demant A.S.
(a) (b)
.......................... 99,668 3,160,828
Dfds A.S.
(a)
............................. 42,268 907,877
DSV A.S. .............................. 205,360 50,506,198
FLSmidth & Co. A.S. ...................... 59,270 4,402,111
Genmab A.S.
(a)
.......................... 62,820 16,633,256
GN Store Nord A.S.
(a) (b)
..................... 174,448 2,623,970
H Lundbeck A.S. ......................... 270,152 1,816,124
ISS A.S. ............................... 181,221 6,648,021
Jyske Bank A.S. , Registered ................. 43,840 6,103,145
Netcompany Group A.S.
(a) (b) (d)
................. 58,381 3,335,027
NKT A.S.
(a)
............................. 58,376 8,622,855
Novo Nordisk A.S. , Class B .................. 3,266,928 138,961,831
Novonesis Novozymes B ................... 364,253 22,381,794
Orsted A.S.
(a) (d)
.......................... 539,709 14,433,703
Pandora A.S. ........................... 81,987 6,239,125
Per Aarsleff Holding A.S. .................... 22,983 2,676,690
Ringkjoebing Landbobank A.S. ................ 27,582 6,891,675
ROCKWOOL A.S. , Class B .................. 94,664 2,755,715
Royal Unibrew A.S. ....................... 55,915 3,739,497
Schouw & Co A.S. ........................ 18,564 1,913,893
TORM PLC , Class A ....................... 73,738 2,364,841
Tryg A.S. .............................. 305,683 7,345,130
Vestas Wind Systems A.S. .................. 1,022,003 31,425,971
Zealand Pharma A.S.
(a)
..................... 73,603 3,481,141
440,798,963
a
Finland  —  0 .9%
Elisa OYJ .............................. 139,591 6,779,645
Fortum OYJ ............................ 449,214 11,317,079
Hiab OYJ .............................. 50,014 2,973,100
Huhtamaki OYJ .......................... 130,857 4,187,901
Kalmar OYJ , Class B ...................... 53,058 2,845,337
Kemira OYJ ............................ 142,463 2,954,155
Kesko OYJ , Class B ....................... 294,323 7,240,257
Kone OYJ , Class B ....................... 341,265 21,708,485
Konecranes OYJ ......................... 208,075 6,833,806
Lumo Kodit OYJ ......................... 125,258 1,192,978
Mandatum OYJ .......................... 537,511 4,298,934
Metsa Board OYJ , Class B
(a)
................. 139,206 465,811
Metso OYJ ............................. 692,909 11,969,530
Neste OYJ ............................. 431,695 14,911,934
Nokia OYJ ............................. 5,385,768 68,434,603
Nokian Renkaat OYJ ...................... 159,678 1,964,482
Orion OYJ , Class B ....................... 126,501 10,219,805
Outokumpu OYJ ......................... 424,971 2,858,535
QT Group OYJ
(a) (b)
........................ 29,765 672,870
Sampo OYJ , Class A ...................... 2,400,755 24,946,809
Stora Enso OYJ , Class R ................... 541,954 6,034,424
Tieto OYJ .............................. 106,879 2,387,777
UPM-Kymmene OYJ ...................... 526,674 15,780,647
Valmet OYJ ............................ 147,229 3,844,333
Wartsila OYJ Abp ......................... 530,635 22,285,166
YIT OYJ
(a)
.............................. 139,684 413,949
259,522,352
a

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
France  —  8 .0%
Accor SA .............................. 207,440 $ 10,265,942
Aeroports de Paris SA ..................... 34,458 4,184,015
Air France-KLM , NVS
(a)
..................... 154,179 1,641,223
Air Liquide SA ........................... 583,586 125,552,785
Airbus SE .............................. 599,784 123,651,087
Alstom SA
(a)
............................ 383,509 7,706,340
Alten SA ............................... 43,815 2,919,011
Amundi SA
(d)
............................ 60,031 5,802,371
APERAM SA ............................ 44,302 2,369,787
ArcelorMittal SA .......................... 455,561 26,447,681
Arkema SA ............................. 68,630 5,008,887
AXA SA ............................... 1,727,082 83,254,475
Ayvens SA
(d)
............................ 358,294 4,848,526
BioMerieux ............................. 47,454 4,004,404
BNP Paribas SA ......................... 1,022,203 107,353,238
Bollore SE ............................. 912,489 5,761,951
Bouygues SA ........................... 221,613 13,106,138
Bureau Veritas SA ........................ 312,467 9,575,030
Canal+ SA
(a)
............................ 722,321 2,254,768
Capgemini SE ........................... 160,890 19,566,848
Carrefour SA ............................ 622,002 12,373,711
Cie de Saint-Gobain SA .................... 455,208 41,706,057
Cie Generale des Etablissements Michelin SCA .... 680,018 24,634,341
Coface SA ............................. 101,402 1,880,382
Covivio SA ............................. 60,302 3,988,249
Credit Agricole SA ........................ 1,033,010 20,176,863
Danone SA ............................. 643,489 50,416,091
Dassault Aviation SA ...................... 20,069 7,018,084
Dassault Systemes SE ..................... 666,569 15,020,204
Edenred SE ............................ 277,240 6,943,212
Eiffage SA ............................. 69,709 11,239,065
Elior Group SA
(d)
......................... 151,196 469,338
Elis SA ................................ 211,678 6,540,893
Engie SA .............................. 1,822,939 60,088,685
EssilorLuxottica SA ....................... 305,075 64,575,083
Eurazeo SE ............................ 43,047 2,349,475
Eurofins Scientific SE ...................... 115,585 8,034,585
Euronext N.V.
(d)
.......................... 86,795 14,528,718
Eutelsat Communications SACA
(a) (b)
............ 277,801 886,506
Exosens SAS ........................... 32,008 2,444,299
FDJ UNITED ............................ 119,314 3,241,412
Fnac Darty SA ........................... 15,728 651,608
Forvia SE
(a)
............................. 253,240 2,985,325
Gaztransport Et Technigaz SA ................ 35,936 8,743,017
Gecina SA ............................. 48,476 4,098,365
Getlink SE ............................. 319,822 7,158,096
Hermes International SCA ................... 31,651 60,551,560
ICADE
(a)
............................... 35,147 846,148
ID Logistics Group SACA
(a)
.................. 1,954 829,824
Imerys SA .............................. 42,606 1,115,208
Ipsen SA .............................. 44,565 8,752,641
IPSOS SA ............................. 47,392 2,009,883
JCDecaux SE ........................... 141,718 3,152,259
Kering SA .............................. 74,750 20,564,720
Klepierre SA ............................ 230,379 9,334,082
Legrand SA ............................ 264,370 47,365,433
L'Oreal SA ............................. 241,113 103,844,701
Louis Hachette Group , NVS .................. 1,087,906 2,114,859
LVMH Moet Hennessy Louis Vuitton SE .......... 254,259 135,827,491
Nexans SA ............................. 34,983 6,529,710
Nexity SA
(a) (b)
............................ 36,950 366,795
Opmobility ............................. 60,094 1,015,410
Orange SA ............................. 1,841,327 38,340,744
Pernod Ricard SA ........................ 206,381 15,342,749
Security Shares Value
a
France (continued)
Pluxee N.V. , NVS
(b)
....................... 113,137 $ 1,607,636
Publicis Groupe SA ....................... 228,227 21,324,911
Remy Cointreau SA ....................... 44,432 2,094,562
Renault SA ............................. 203,056 7,133,195
Rexel SA .............................. 206,936 8,751,998
Rubis SCA ............................. 111,008 4,575,134
Safran SA .............................. 362,950 116,547,796
Sanofi SA .............................. 1,128,571 105,607,669
Sartorius Stedim Biotech .................... 30,067 5,556,728
Schneider Electric SE ...................... 555,490 176,761,771
SCOR SE .............................. 143,645 5,359,795
SEB SA ............................... 29,579 1,815,300
SES SA ............................... 443,736 3,661,158
Societe BIC SA .......................... 20,226 1,395,011
Societe Generale SA ...................... 716,759 57,699,109
Sodexo SA
(b)
............................ 93,086 4,734,680
SOITEC
(a)
.............................. 39,155 5,890,785
Sopra Steria Group ....................... 16,583 2,587,500
SPIE SA ............................... 169,381 9,827,925
STMicroelectronics N.V. .................... 703,749 38,337,421
Technip Energies N.V. ..................... 152,939 7,235,168
Teleperformance SE ....................... 64,511 4,369,274
Thales SA .............................. 97,769 26,860,771
TotalEnergies SE ......................... 2,025,515 188,319,290
Trigano SA ............................. 15,712 2,889,435
Ubisoft Entertainment SA
(a) (b)
................. 154,573 901,749
Unibail-Rodamco-Westfield .................. 122,074 14,820,691
Valeo SE .............................. 310,984 3,914,463
Vallourec SACA .......................... 206,067 6,209,141
Veolia Environnement SA ................... 672,663 28,446,356
Vinci SA ............................... 497,210 75,189,209
Virbac SACA ............................ 6,709 2,930,459
Vivendi SE ............................. 853,507 1,992,505
Vusion
(b)
............................... 9,764 1,392,712
Wendel SE ............................. 35,124 3,480,570
Worldline SA
(a) (b) (d)
........................ 2,076,346 612,503
2,356,204,768
a
Germany  —  7 .0%
adidas AG ............................. 171,041 29,599,936
AIXTRON SE
(b)
.......................... 154,475 8,535,339
Allianz SE , Registered ..................... 384,369 175,553,756
Aroundtown SA
(a)
......................... 722,022 2,087,583
Aumovio SE
(a)
........................... 60,625 2,629,215
Aurubis AG ............................. 32,672 7,030,681
Auto1 Group SE
(a) (b)
....................... 145,856 3,115,409
BASF SE .............................. 888,781 57,003,355
Bayer AG , Registered ...................... 1,002,067 44,930,377
Bayerische Motoren Werke AG ............... 276,653 25,317,388
Bechtle AG
(b)
............................ 102,580 3,491,241
Befesa SA
(d)
............................ 43,508 1,667,751
Beiersdorf AG
(b)
.......................... 93,847 7,779,883
Bilfinger SE ............................. 43,124 4,973,529
Brenntag SE ............................ 132,298 9,634,590
CANCOM SE
(b)
.......................... 37,931 1,102,644
Carl Zeiss Meditec AG , Bearer
(b)
............... 49,429 1,539,369
CECONOMY AG
(a)
........................ 275,167 1,414,520
Commerzbank AG ........................ 762,880 31,532,787
Continental AG .......................... 112,727 8,529,268
CTS Eventim AG & Co. KGaA ................ 73,426 4,846,387
Daimler Truck Holding AG ................... 477,774 24,097,914
Delivery Hero SE
(a) (d)
....................... 201,144 4,895,478
Dermapharm Holding SE
(b)
.................. 21,386 1,163,370
Deutsche Bank AG , Registered ............... 1,871,235 58,137,454
Deutsche Boerse AG ...................... 191,689 58,809,747

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
Deutsche Lufthansa AG , Registered
(b)
........... 602,422 $ 5,161,817
Deutsche Pfandbriefbank AG
(b) (d)
............... 159,134 607,004
Deutsche Post AG ........................ 940,593 55,696,469
Deutsche Telekom AG , Registered ............. 3,713,564 119,950,484
Deutz AG .............................. 211,235 2,470,067
Duerr AG .............................. 62,005 1,538,636
E.ON SE .............................. 2,272,271 50,376,799
Eckert & Ziegler SE ....................... 61,964 1,111,100
Evonik Industries AG ...................... 260,113 5,379,966
Evotec SE
(a) (b)
........................... 226,333 1,400,814
Fielmann Group AG ....................... 30,501 1,522,528
flatexDEGIRO SE ........................ 119,899 4,289,952
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 49,286 4,044,055
Freenet AG ............................. 161,926 5,157,310
Fresenius Medical Care AG
(b)
................. 214,534 9,707,332
Fresenius SE & Co. KGaA ................... 431,296 20,887,475
GEA Group AG .......................... 163,378 11,172,047
Gerresheimer AG
(b)
....................... 41,409 1,192,636
Grand City Properties SA
(a)
.................. 58,902 662,955
GRENKE AG ........................... 32,464 485,406
Hannover Rueck SE ....................... 58,814 17,770,819
Heidelberg Materials AG .................... 139,869 30,861,130
HelloFresh SE
(a) (b)
........................ 142,505 773,891
Henkel AG & Co. KGaA .................... 117,941 8,128,005
Hensoldt AG
(b)
........................... 70,389 6,351,474
HOCHTIEF AG .......................... 15,110 8,126,595
HUGO BOSS AG
(b)
........................ 68,887 2,921,267
Hypoport SE
(a) (b)
.......................... 9,962 962,205
Infineon Technologies AG ................... 1,305,537 87,804,211
IONOS Group SE
(a) (b)
...................... 69,545 2,140,708
Jenoptik AG ............................ 81,641 3,212,901
K+S AG , Registered ....................... 248,163 4,642,828
KION Group AG .......................... 91,167 4,758,133
Kloeckner & Co. SE
(a) (b)
..................... 63,746 890,304
Knorr-Bremse AG ........................ 72,043 8,402,586
Kontron AG
(b)
........................... 51,265 1,285,370
Krones AG ............................. 22,705 3,286,007
LANXESS AG
(b)
.......................... 111,939 2,385,456
LEG Immobilien SE ....................... 72,811 5,109,050
Mercedes-Benz Group AG ................... 712,371 41,524,179
Merck KGaA ............................ 125,273 16,221,232
MTU Aero Engines AG ..................... 55,348 18,981,945
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 130,986 78,352,127
Nagarro SE ............................. 10,814 549,487
Nemetschek SE .......................... 67,431 4,893,741
Nordex SE
(a) (b)
........................... 141,656 8,077,567
Norma Group SE ......................... 34,044 587,349
PATRIZIA SE ........................... 41,381 363,810
ProSiebenSat.1 Media SE ................... 64,377 305,851
Puma SE .............................. 111,247 3,405,705
QIAGEN N.V. ........................... 207,131 7,065,558
Rational AG ............................ 5,630 4,116,634
Redcare Pharmacy N.V.
(a) (b) (d)
................. 23,268 1,317,412
RENK Group AG ......................... 88,851 5,646,927
Rheinmetall AG .......................... 46,877 74,759,897
RWE AG .............................. 651,063 47,405,522
SAP SE ............................... 1,055,212 177,162,773
Schaeffler AG ........................... 239,965 2,281,513
Scout24 SE
(d)
........................... 84,691 7,051,567
Siemens AG , Registered .................... 770,496 228,961,409
Siemens Energy AG ....................... 788,955 167,196,736
Siemens Healthineers AG
(d)
.................. 325,471 13,345,665
Siltronic AG
(b)
........................... 28,509 2,671,139
Security Shares Value
a
Germany (continued)
Sixt SE ............................... 29,074 $ 2,326,481
Stabilus SE ............................. 22,610 458,213
Stroeer SE & Co. KGaA
(b)
................... 55,532 2,424,969
Suedzucker AG .......................... 98,204 1,428,501
Symrise AG ............................ 128,940 11,406,115
TAG Immobilien AG ....................... 217,251 3,788,623
Talanx AG .............................. 63,388 8,262,007
TeamViewer SE
(a) (d)
....................... 208,437 1,164,613
thyssenkrupp AG ......................... 514,652 6,124,923
Tkms AG& Co. KGaA
(a)
..................... 26,005 2,673,899
United Internet AG , Registered ................ 123,543 3,881,389
Verbio SE
(a)
............................. 33,675 1,491,585
Vonovia SE ............................. 741,487 19,978,028
Wacker Chemie AG
(b)
...................... 28,465 3,123,610
Zalando SE
(a) (d)
.......................... 230,803 5,700,810
2,068,526,274
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a) (b)
............... 101,376 4,284,383
a
Hong Kong  —  1 .7%
AIA Group Ltd. .......................... 10,723,800 117,734,062
ASMPT Ltd. ............................ 370,600 7,763,111
Bank of East Asia Ltd. (The) ................. 1,711,600 2,989,427
BOC Hong Kong Holdings Ltd. ................ 4,025,500 23,155,433
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
806,000 1,279,361
CITIC Telecom International Holdings Ltd. ........ 3,561,000 1,263,911
CK Asset Holdings Ltd. ..................... 2,013,500 12,683,540
CK Hutchison Holdings Ltd. .................. 2,732,500 22,816,883
CK Infrastructure Holdings Ltd. ................ 657,500 5,535,219
CLP Holdings Ltd. ........................ 1,755,000 16,874,890
Crystal International Group Ltd.
(d)
.............. 1,270,500 1,078,343
CTF Services Ltd. ........................ 2,369,900 2,459,915
Dah Sing Financial Holdings Ltd. .............. 222,400 1,170,422
First Pacific Co. Ltd. ....................... 3,618,000 2,538,541
Futu Holdings Ltd. , ADR .................... 64,215 9,921,860
Galaxy Entertainment Group Ltd. .............. 2,219,000 9,467,061
Guotai Junan International Holdings Ltd.
(b)
........ 3,793,000 1,175,119
Hang Lung Properties Ltd. ................... 2,449,000 2,879,133
Health & Happiness H&H International Holdings Ltd. . 332,500 609,348
Henderson Land Development Co. Ltd.
(b)
......... 1,847,572 7,302,909
HKT Trust & HKT Ltd. , Class SS ............... 4,025,000 6,529,156
Hong Kong & China Gas Co. Ltd. .............. 11,681,482 10,814,975
Hong Kong Exchanges & Clearing Ltd. .......... 1,000,700 53,299,988
Hongkong Land Holdings Ltd. ................ 1,141,700 9,026,317
Hysan Development Co. Ltd. ................. 767,000 1,922,714
Jardine Matheson Holdings Ltd. ............... 181,500 12,373,270
Johnson Electric Holdings Ltd. ................ 770,500 2,090,883
Kerry Properties Ltd. ...................... 742,000 2,258,461
KLN Logistics Group Ltd.
(b)
.................. 282,898 243,660
Link REIT .............................. 2,841,700 14,308,789
Luk Fook Holdings International Ltd. ............ 414,000 1,187,321
Man Wah Holdings Ltd. ..................... 1,659,600 903,483
Melco International Development Ltd.
(a)
.......... 2,038,000 1,115,142
Melco Resorts & Entertainment Ltd. , ADR
(a)
....... 230,720 1,331,254
MGM China Holdings Ltd. ................... 1,158,800 1,739,546
MTR Corp. Ltd. .......................... 1,386,000 5,922,611
New World Development Co. Ltd.
(a)
............. 1,529,000 1,668,509
Pacific Basin Shipping Ltd. .................. 6,342,000 2,477,692
PCCW Ltd. ............................. 6,371,000 4,924,137
Power Assets Holdings Ltd. .................. 1,502,500 12,416,770
Sands China Ltd. ......................... 2,495,600 5,236,150
Sino Land Co. Ltd. ........................ 3,842,000 6,160,913
SITC International Holdings Co. Ltd. ............ 1,666,000 6,975,493
SJM Holdings Ltd.
(a) (b)
...................... 3,510,000 927,193

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Sun Hung Kai Properties Ltd. ................. 1,489,000 $ 26,068,039
Swire Pacific Ltd. , Class A ................... 447,500 4,867,451
Techtronic Industries Co. Ltd. ................. 1,494,500 21,669,797
United Laboratories International Holdings Ltd. (The)
(b)
1,370,000 1,647,417
Vitasoy International Holdings Ltd. ............. 846,000 669,058
Vobile Group Ltd.
(a) (b)
...................... 2,394,000 963,883
VTech Holdings Ltd. ....................... 297,200 2,288,763
WH Group Ltd.
(d)
......................... 8,860,000 10,768,873
Wharf Real Estate Investment Co. Ltd. .......... 1,896,000 5,937,310
Xinyi Glass Holdings Ltd.
(b)
.................. 2,291,000 2,843,386
Yue Yuen Industrial Holdings Ltd.
(b)
............. 1,008,500 1,873,434
496,150,326
a
Ireland  —  0 .4%
AIB Group PLC .......................... 2,066,237 23,816,577
Bank of Ireland Group PLC .................. 1,025,398 20,197,662
Cairn Homes PLC ........................ 877,831 2,245,980
Glanbia PLC ............................ 269,232 6,250,165
Glenveagh Properties PLC
(a) (d)
................ 640,507 1,586,152
Kerry Group PLC , Class A ................... 156,444 13,258,358
Kingspan Group PLC ...................... 153,729 14,223,567
Ryanair Holdings PLC ..................... 822,328 21,575,547
103,154,008
a
Israel  —  1 .5%
Airport City Ltd.
(a)
......................... 118,085 2,194,469
Alony Hetz Properties & Investments Ltd. ......... 238,513 2,879,310
Amot Investments Ltd. ..................... 402,819 2,753,380
Azrieli Group Ltd. ......................... 43,393 6,921,184
Bank Hapoalim BM ....................... 1,178,420 31,617,044
Bank Leumi Le-Israel BM ................... 1,501,548 38,011,154
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 11,094 2,712,867
Bezeq The Israeli Telecommunication Corp. Ltd. .... 2,862,574 7,787,400
Big Shopping Centers Ltd. ................... 22,488 5,932,537
Camtek Ltd.
(a)
........................... 36,517 6,981,923
Cellebrite DI Ltd.
(a) (b)
....................... 145,028 1,885,364
Check Point Software Technologies Ltd.
(a)
........ 93,614 10,528,767
Clal Insurance Enterprises Holdings Ltd. ......... 85,938 7,425,991
Cyberark Software Ltd.
(a)
.................... 49,336 2,220,120
Delek Group Ltd. ......................... 13,622 4,681,668
El Al Israel Airlines ........................ 438,248 1,969,980
Elbit Systems Ltd. ........................ 30,252 25,168,068
Electra Ltd. ............................. 64,500 2,125,817
Energix-Renewable Energies Ltd.
(b)
............. 508,039 3,773,007
Enlight Renewable Energy Ltd.
(a)
.............. 148,843 13,246,310
Etoro Group Ltd. , Class A
(a) (b)
................. 27,669 984,463
First International Bank Of Israel Ltd. (The) ....... 73,137 6,117,154
Fiverr International Ltd.
(a) (b)
................... 56,982 663,270
G City Ltd. ............................. 252,352 890,916
Gilat Satellite Networks Ltd.
(a)
................. 37,383 676,987
Global-e Online Ltd.
(a)
...................... 120,895 3,792,476
Harel Insurance Investments & Financial Services Ltd. 127,359 7,886,317
ICL Group Ltd. ........................... 924,010 4,947,768
IDI Insurance Co. Ltd. ...................... 636 49,138
Inmode Ltd.
(a)
........................... 99,704 1,442,717
Isracard Ltd. ............................ 489,001 2,497,652
Israel Discount Bank Ltd. , Class A ............. 1,361,677 15,148,456
Kornit Digital Ltd.
(a)
........................ 63,145 998,322
Max Stock Ltd. .......................... 111,397 1,111,041
Mega Or Holdings Ltd.
(b)
.................... 24,264 4,963,255
Meitav Investment House Ltd. ................ 42,314 1,935,971
Melisron Ltd. ............................ 34,840 5,137,528
Menora Mivtachim Holdings Ltd. ............... 31,664 5,168,245
Migdal Insurance & Financial Holdings Ltd.
(a)
...... 827,868 5,289,534
Mivne Real Estate KD Ltd. ................... 830,383 4,002,146
Security Shares Value
a
Israel (continued)
Mivtach Shamir Holdings Ltd.
(b)
............... 5,155 $ 775,933
Mizrahi Tefahot Bank Ltd. ................... 176,674 13,892,453
Monday.com Ltd.
(a) (b)
....................... 49,264 3,245,020
Neto Malinda Trading Ltd.
(b)
.................. 12,491 719,294
Next Vision Stabilized Systems Ltd. ............ 74,022 8,485,127
Nice Ltd.
(a)
............................. 65,554 6,700,760
Nova Ltd.
(a)
............................. 33,524 16,739,756
Oddity Tech Ltd. , Class A
(a) (b)
................. 46,659 668,157
OPC Energy Ltd.
(a)
........................ 170,086 7,117,739
Partner Communications Co. Ltd. .............. 201,904 2,686,492
Paz Retail And Energy Ltd. .................. 14,188 3,922,727
Phoenix Financial Ltd. ..................... 227,735 13,702,501
Radware Ltd.
(a)
.......................... 72,366 1,939,409
REIT 1 Ltd. ............................. 341,970 3,001,959
Shapir Engineering and Industry Ltd.
(a)
........... 313,721 4,410,314
Shikun & Binui Ltd.
(a)
...................... 458,068 3,060,373
Shufersal Ltd. ........................... 309,540 4,621,442
Strauss Group Ltd. ........................ 91,270 3,963,213
Tel Aviv Stock Exchange Ltd. ................. 123,644 6,221,510
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 1,183,970 41,521,828
Tower Semiconductor Ltd.
(a)
.................. 118,902 24,778,071
Wix.com Ltd.
(a) (b)
......................... 61,078 4,561,916
ZIM Integrated Shipping Services Ltd. ........... 123,819 3,273,774
434,529,484
a
Italy  —  2 .8%
A2A SpA .............................. 1,762,932 5,020,357
ACEA SpA ............................. 50,576 1,326,069
Amplifon SpA ........................... 158,658 1,757,493
Ascopiave SpA .......................... 48,700 199,132
Avio SpA .............................. 41,394 1,532,278
Azimut Holding SpA ....................... 125,056 5,310,494
Banca Generali SpA ....................... 58,184 3,816,363
Banca Mediolanum SpA .................... 174,685 3,828,812
Banca Monte dei Paschi di Siena SpA ........... 2,064,249 22,004,298
Banco BPM SpA ......................... 1,240,895 18,081,120
BFF Bank SpA
(a) (d)
........................ 243,664 593,009
BPER Banca SpA ........................ 1,746,369 25,779,509
Brembo N.V. ............................ 196,678 1,853,389
Brunello Cucinelli SpA ..................... 35,696 3,483,299
Buzzi SpA .............................. 86,669 4,745,451
Carel Industries SpA
(d)
..................... 48,906 1,492,361
Davide Campari-Milano N.V. ................. 718,307 5,329,523
De' Longhi SpA .......................... 97,700 3,799,189
DiaSorin SpA ........................... 31,004 2,115,253
Enav SpA
(d)
............................. 261,266 1,529,422
Enel SpA .............................. 8,179,415 95,500,264
Eni SpA ............................... 2,034,092 57,516,807
ERG SpA .............................. 45,687 1,234,719
Ferrari N.V. ............................. 127,044 43,963,682
Fincantieri SpA
(a)
......................... 143,961 2,024,606
FinecoBank Banca Fineco SpA ............... 608,159 15,097,923
Generali ............................... 873,141 39,127,167
Hera SpA .............................. 875,164 4,129,880
Interpump Group SpA ...................... 74,178 3,127,200
Intesa Sanpaolo SpA ...................... 14,333,984 97,388,374
Iren SpA ............................... 582,978 1,783,947
Italgas SpA ............................. 626,358 7,566,288
Iveco Group N.V. ......................... 238,107 3,905,774
Leonardo SpA ........................... 409,991 25,602,199
Lottomatica Group SpA ..................... 239,970 7,055,546
Maire SpA ............................. 187,875 3,474,373
MFE-MediaForEurope N.V. , Class A ............ 179,645 613,030
MFE-MediaForEurope N.V. , Class B
(b)
........... 74,755 323,747
Moncler SpA ............................ 232,789 14,053,850

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Nexi SpA
(d)
............................. 620,293 $ 2,956,676
Pirelli & C SpA
(d)
......................... 416,663 2,865,895
Poste Italiane SpA
(d)
....................... 515,665 13,687,773
Prysmian SpA ........................... 285,501 43,427,302
Recordati Industria Chimica e Farmaceutica SpA ... 123,454 7,208,192
Reply SpA ............................. 22,556 2,500,880
Saipem SpA ............................ 1,447,098 7,840,454
Salvatore Ferragamo SpA
(a) (b)
................. 147,579 1,286,758
Snam SpA ............................. 1,980,300 15,615,495
SOL SpA .............................. 38,764 2,620,533
Stellantis N.V.
(a)
.......................... 2,026,368 14,869,438
Tamburi Investment Partners SpA .............. 130,089 1,287,083
Technogym SpA
(d)
........................ 182,454 4,298,594
Technoprobe SpA
(a)
....................... 169,061 3,669,200
Telecom Italia SpA
(a) (b)
...................... 12,858,823 10,147,924
Tenaris SA ............................. 420,747 13,430,810
Terna - Rete Elettrica Nazionale ............... 1,422,637 17,111,849
UniCredit SpA ........................... 1,414,209 109,293,416
Unipol Assicurazioni SpA .................... 417,696 10,913,813
Webuild SpA ............................ 587,967 1,747,648
823,865,930
a
Japan  —  21 .8%
77 Bank Ltd. (The) ........................ 241,900 4,656,811
ABC-Mart, Inc. .......................... 151,800 2,586,966
Activia Properties, Inc. ..................... 2,162 1,938,902
ADEKA Corp. ........................... 59,700 1,495,220
Advance Residence Investment Corp. ........... 3,205 3,304,187
Advantest Corp. .......................... 777,700 145,211,004
Aeon Co. Ltd. ........................... 2,344,730 22,615,326
AEON Financial Service Co. Ltd. .............. 125,400 1,247,053
AEON REIT Investment Corp. ................ 1,586 1,271,678
AGC, Inc. .............................. 196,100 7,032,915
Ai Holdings Corp. ......................... 121,700 2,097,760
Aica Kogyo Co. Ltd. ....................... 45,900 1,027,714
Aichi Steel Corp. ......................... 31,700 584,615
Ain Holdings, Inc. ......................... 23,500 847,654
Air Water, Inc. ........................... 197,500 2,801,556
Aisin Corp. ............................. 466,600 7,399,069
Ajinomoto Co., Inc. ........................ 936,100 30,086,626
Alfresa Holdings Corp. ..................... 207,600 3,134,071
Alps Alpine Co. Ltd. ....................... 142,800 2,142,887
ALSOK Co. Ltd. .......................... 292,800 2,220,945
Amada Co. Ltd. .......................... 304,000 5,140,507
Amano Corp. ........................... 64,300 1,469,886
ANA Holdings, Inc. ........................ 196,700 3,268,799
Anritsu Corp. ............................ 136,800 3,581,030
Anycolor, Inc. ........................... 43,600 769,967
Aozora Bank Ltd. ......................... 149,500 2,412,120
Appier Group, Inc. ........................ 66,300 380,235
ARCHION Corp.
(a) (b)
....................... 1,178,600 2,281,088
Arcs Co. Ltd. ............................ 24,100 523,394
ARE Holdings, Inc. ........................ 133,300 3,051,441
Ariake Japan Co. Ltd. ...................... 19,100 661,963
Artience Co. Ltd. ......................... 33,100 825,610
As One Corp. ........................... 44,200 612,924
Asahi Group Holdings Ltd. ................... 1,543,100 15,192,789
Asahi Intecc Co. Ltd. ...................... 218,200 4,591,489
Asahi Kasei Corp. ........................ 1,395,300 13,729,535
Asics Corp. ............................. 738,200 20,963,116
Astellas Pharma, Inc. ...................... 1,944,600 27,558,370
Atom Corp.
(a) (b)
........................... 200,600 840,558
Autobacs Seven Co. Ltd. .................... 109,800 1,066,247
Awa Bank Ltd. (The) ....................... 39,100 1,586,393
Azbil Corp. ............................. 466,000 4,147,283
Security Shares Value
a
Japan (continued)
Bandai Namco Holdings, Inc. ................. 635,300 $ 14,583,498
BayCurrent, Inc. ......................... 164,000 5,281,462
Bic Camera, Inc. ......................... 117,700 1,217,944
BIPROGY, Inc. .......................... 72,200 2,076,455
Blue Zones Holdings Co. Ltd. ................. 72,000 801,431
BML, Inc. .............................. 29,000 706,685
Bridgestone Corp. ........................ 1,232,600 25,614,717
Brother Industries Ltd. ..................... 212,000 4,025,925
Calbee, Inc. ............................ 83,900 1,590,183
Canon Marketing Japan, Inc. ................. 100,600 2,289,578
Canon, Inc. ............................. 889,800 22,891,484
Capcom Co. Ltd. ......................... 357,500 7,548,115
Casio Computer Co. Ltd. .................... 203,200 2,061,645
Central Glass Co. Ltd. ..................... 24,900 651,722
Central Japan Railway Co. .................. 827,700 19,856,908
Change Holdings, Inc.
(b)
.................... 53,100 306,653
Chiba Bank Ltd. (The) ...................... 474,000 6,542,718
Chiyoda Corp.
(a) (b)
......................... 218,300 1,416,257
Chubu Electric Power Co., Inc. ................ 720,100 12,384,906
Chudenko Corp. ......................... 16,900 513,439
Chugai Pharmaceutical Co. Ltd. ............... 695,800 37,106,568
Chugin Financial Group, Inc. ................. 155,700 2,897,746
Chugoku Electric Power Co., Inc. (The) .......... 291,100 1,669,794
Citizen Watch Co. Ltd. ..................... 227,000 2,630,038
CKD Corp. ............................. 56,600 2,193,144
Coca-Cola Bottlers Japan Holdings, Inc. ......... 187,400 4,090,229
Colowide Co. Ltd. ........................ 88,300 1,045,295
Comforia Residential REIT, Inc. ............... 1,740 1,223,877
COMSYS Holdings Corp. ................... 133,000 4,789,533
Cosmo Energy Holdings Co. Ltd. .............. 92,600 2,367,245
Cosmos Pharmaceutical Corp. ................ 39,000 1,505,394
Cover Corp.
(a)
........................... 58,800 517,193
CRE Logistics REIT, Inc. .................... 1,067 1,055,797
Create Restaurants Holdings, Inc.
(b)
............ 444,400 2,023,935
Create SD Holdings Co. Ltd. ................. 22,100 463,019
Credit Saison Co. Ltd. ...................... 155,500 4,307,168
CyberAgent, Inc. ......................... 468,600 3,752,796
Dai Nippon Printing Co. Ltd. ................. 415,200 7,864,358
Daicel Corp. ............................ 238,000 1,866,118
Dai-Dan Co. Ltd. ......................... 106,300 1,898,521
Daido Steel Co. Ltd. ....................... 110,000 1,286,001
Daifuku Co. Ltd. .......................... 310,100 13,558,086
Daihen Corp. ........................... 23,100 2,285,371
Daiichi Life Group, Inc. ..................... 3,668,700 33,589,440
Daiichi Sankyo Co. Ltd. ..................... 1,837,100 29,842,006
Daiichikosho Co. Ltd. ...................... 46,600 483,249
Daikin Industries Ltd. ...................... 262,300 37,061,728
Daio Paper Corp. ......................... 99,200 606,646
Daiseki Co. Ltd. .......................... 29,460 788,916
Daishi Hokuetsu Financial Group, Inc. ........... 246,400 3,072,190
Daito Trust Construction Co. Ltd. .............. 243,300 5,472,552
Daiwa House Industry Co. Ltd. ................ 608,200 18,556,764
Daiwa House REIT Investment Corp. , Class A ..... 4,727 3,801,655
Daiwa Office Investment Corp. , Class A .......... 376 803,739
Daiwa Securities Group, Inc. ................. 1,501,000 14,128,712
Daiwa Securities Living Investments Corp. , Class A .. 2,016 1,386,593
Daiwabo Holdings Co. Ltd. .................. 159,400 3,245,939
DCM Holdings Co. Ltd. ..................... 108,500 1,012,542
DeNA Co. Ltd. ........................... 86,300 1,408,220
Denka Co. Ltd. .......................... 84,200 2,192,861
Denso Corp. ............................ 1,820,500 21,751,429
Dentsu Group, Inc.
(a) (b)
..................... 200,500 3,806,656
Dentsu Soken, Inc. ........................ 72,600 1,021,054
Dexerials Corp. .......................... 196,100 3,060,498

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
DIC Corp. .............................. 61,300 $ 1,403,411
Digital Arts, Inc. .......................... 15,000 536,229
Digital Garage, Inc. ....................... 29,900 472,500
Disco Corp. ............................. 92,100 43,819,555
DMG Mori Co. Ltd. ........................ 173,300 3,229,348
Dowa Holdings Co. Ltd. .................... 60,400 3,675,432
DTS Corp. ............................. 201,100 1,310,546
Duskin Co. Ltd. .......................... 34,400 865,824
Earth Corp. ............................. 19,000 555,843
East Japan Railway Co. .................... 961,300 20,984,130
Ebara Corp. ............................ 465,400 15,920,362
EDION Corp. ........................... 103,800 1,407,604
Eiken Chemical Co. Ltd. .................... 38,200 752,123
Eisai Co. Ltd. ........................... 230,200 6,890,446
Elecom Co. Ltd. .......................... 140,300 1,452,713
Electric Power Development Co. Ltd. ........... 196,000 4,796,691
ENEOS Holdings, Inc. ..................... 2,922,900 24,547,926
EXEO Group, Inc. ........................ 222,100 4,077,704
Ezaki Glico Co. Ltd. ....................... 51,900 1,877,417
FANUC Corp. ........................... 965,800 42,662,347
Fast Retailing Co. Ltd. ..................... 196,100 92,313,134
FCC Co. Ltd. ............................ 48,500 1,033,947
Ferrotec Corp.
(b)
.......................... 58,000 2,796,274
Food & Life Companies Ltd. ................. 118,000 6,864,182
FP Corp. .............................. 30,500 450,601
Freee KK
(a) (b)
............................ 39,200 571,884
Frontier Real Estate Investment Corp. ........... 2,572 1,406,299
Fuji Corp. .............................. 75,400 2,937,415
Fuji Electric Co. Ltd. ....................... 149,300 12,547,890
Fuji Kyuko Co. Ltd. ........................ 21,000 303,152
Fuji Media Holdings, Inc. .................... 48,100 1,189,842
FUJI OIL CO. LTD. ........................ 42,300 900,497
Fuji Seal International, Inc. .................. 38,600 610,000
FUJIFILM Holdings Corp. ................... 1,149,000 21,145,767
Fujikura Ltd. ............................ 1,548,500 59,745,751
Fujimi, Inc. ............................. 46,300 957,649
Fujitsu Ltd. ............................. 1,814,800 36,425,476
Fukuoka Financial Group, Inc. ................ 189,700 7,744,156
Fukuoka REIT Corp. ....................... 679 782,419
Fukuyama Transporting Co. Ltd. ............... 16,400 544,829
Funai Soken Holdings, Inc. .................. 55,000 392,400
Furukawa Electric Co. Ltd. ................... 68,600 18,630,846
Furuno Electric Co. Ltd. .................... 27,500 1,275,971
Fuso Chemical Co. Ltd. .................... 87,900 1,840,346
Future Corp. ............................ 42,800 418,008
Fuyo General Lease Co. Ltd. ................. 26,400 730,942
GENDA, INC.
(a) (b)
......................... 94,400 317,772
Global One Real Estate Investment Corp. ........ 1,818 1,419,826
Glory Ltd. .............................. 34,900 887,757
GLP J-REIT ............................ 4,526 3,917,301
GMO internet group, Inc. .................... 53,600 1,060,860
GMO Payment Gateway, Inc. ................. 46,000 2,310,457
GNI Group Ltd.
(a)
......................... 62,900 1,184,625
Goldwin, Inc. ............................ 80,700 1,129,398
GS Yuasa Corp. ......................... 87,000 3,517,902
GungHo Online Entertainment, Inc. ............. 44,500 704,047
Gunma Bank Ltd. (The) .................... 420,200 5,753,601
H.U. Group Holdings, Inc. ................... 53,900 1,075,403
H2O Retailing Corp. ....................... 71,400 1,047,681
Hachijuni Nagano Bank Ltd. ................. 429,800 5,823,078
Hakuhodo DY Holdings, Inc. ................. 223,300 1,499,357
Hamakyorex Co. Ltd. ...................... 59,600 653,807
Hamamatsu Photonics KK ................... 285,700 3,682,797
Hankyu Hanshin Holdings, Inc. ................ 221,600 6,395,125
Security Shares Value
a
Japan (continued)
Hankyu Hanshin REIT, Inc. , Class A ............ 660 $ 629,697
Hanwa Co. Ltd. .......................... 128,100 1,323,136
Happinet Corp. .......................... 33,400 569,414
Harmonic Drive Systems, Inc. ................ 62,000 2,113,675
Haseko Corp. ........................... 232,200 4,009,868
Hazama Ando Corp. ....................... 200,800 2,434,463
Heiwa Corp. ............................ 75,400 871,427
Heiwa Real Estate Co. Ltd. .................. 36,800 570,957
Heiwa Real Estate REIT, Inc. ................. 1,587 1,491,324
Hikari Tsushin, Inc. ........................ 12,700 3,084,016
Hioki EE Corp. .......................... 11,900 848,172
Hirogin Holdings, Inc. ...................... 369,000 4,359,143
Hirose Electric Co. Ltd. ..................... 28,705 3,990,558
HIS Co. Ltd. ............................ 39,900 268,669
Hisamitsu Pharmaceutical Co., Inc. ............. 17,900 686,395
Hitachi Construction Machinery Co. Ltd. ......... 87,700 3,069,788
Hitachi Ltd. ............................. 4,655,500 148,037,199
Hokkaido Electric Power Co., Inc.
(b)
............. 182,800 1,188,501
Hokuetsu Corp. .......................... 193,600 1,099,454
Hokuhoku Financial Group, Inc. ............... 135,500 5,165,657
Hokuriku Electric Power Co. ................. 127,100 707,553
Honda Motor Co. Ltd. ...................... 3,738,600 30,336,623
Horiba Ltd. ............................. 37,400 5,207,461
Hoshino Resorts REIT, Inc. .................. 535 865,292
Hoshizaki Corp. .......................... 97,600 3,173,421
Hosiden Corp. ........................... 127,500 2,264,467
House Foods Group, Inc. ................... 68,300 1,311,242
Hoya Corp. ............................. 353,600 66,032,582
Hulic Co. Ltd. ........................... 377,700 4,259,880
Hulic REIT, Inc. .......................... 1,584 1,652,670
Ibiden Co. Ltd. ........................... 242,700 20,758,162
Ichibanya Co. Ltd. ........................ 159,100 879,062
Ichigo Office REIT Investment Corp. ............ 988 573,040
Ichigo, Inc. ............................. 167,300 533,874
Idemitsu Kosan Co. Ltd. .................... 839,400 7,182,185
IHI Corp. .............................. 1,083,000 19,781,602
Iida Group Holdings Co. Ltd. ................. 128,100 1,811,892
Inaba Denki Sangyo Co. Ltd. ................. 66,600 1,123,530
Inabata & Co. Ltd. ........................ 28,700 707,497
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 3,469 3,246,934
Infomart Corp. ........................... 208,700 579,526
INFRONEER Holdings, Inc. .................. 263,952 3,593,364
Inpex Corp. ............................. 857,600 22,357,787
Internet Initiative Japan, Inc. ................. 172,800 3,040,611
Invincible Investment Corp. .................. 11,097 4,366,087
Isetan Mitsukoshi Holdings Ltd. ............... 354,500 6,736,592
Isuzu Motors Ltd. ......................... 602,100 8,296,042
Ito En Ltd. .............................. 57,700 1,061,171
ITOCHU Corp. .......................... 6,064,600 75,159,186
Itoham Yonekyu Holdings, Inc. ................ 51,880 1,729,830
Iwatani Corp. ........................... 202,100 2,479,858
Iyogin Holdings, Inc. ....................... 257,300 4,958,527
Izumi Co. Ltd. ........................... 58,200 352,795
J Front Retailing Co. Ltd. .................... 296,800 4,319,363
JAFCO Group Co. Ltd. ..................... 56,900 782,317
Japan Airlines Co. Ltd. ..................... 186,500 2,932,874
Japan Airport Terminal Co. Ltd. ............... 65,300 2,098,493
Japan Aviation Electronics Industry Ltd. .......... 39,100 597,797
Japan Elevator Service Holdings Co. Ltd. ......... 155,100 1,569,156
Japan Excellent, Inc. ...................... 827 755,924
Japan Exchange Group, Inc. ................. 1,035,300 12,332,207
Japan Hotel REIT Investment Corp. , Class A ...... 7,712 3,854,016
Japan Lifeline Co. Ltd. ..................... 65,700 595,267

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Japan Logistics Fund, Inc. ................... 2,694 $ 1,640,876
Japan Material Co. Ltd. ..................... 175,500 2,020,621
Japan Metropolitan Fund Invest ............... 8,829 6,530,601
Japan Petroleum Exploration Co. Ltd. ........... 218,900 3,131,581
Japan Post Bank Co. Ltd. ................... 1,856,800 31,863,190
Japan Post Holdings Co. Ltd. ................. 1,861,200 21,584,436
Japan Post Insurance Co. Ltd. ................ 576,400 5,620,252
Japan Prime Realty Investment Corp. ........... 3,676 2,326,924
Japan Real Estate Investment Corp. ............ 7,351 5,626,339
Japan Securities Finance Co. Ltd. ............. 94,300 1,298,240
Japan Steel Works Ltd. (The) ................. 67,300 4,112,748
Japan Tobacco, Inc. ....................... 1,262,500 47,034,095
JCU Corp. ............................. 21,300 905,942
Jeol Ltd. ............................... 40,700 1,637,226
JFE Holdings, Inc. ........................ 474,400 5,210,023
JGC Holdings Corp. ....................... 275,600 4,187,579
JINS Holdings, Inc. ....................... 15,700 664,885
JMDC, Inc. ............................. 27,700 592,230
Joyful Honda Co. Ltd. ...................... 156,000 2,049,240
JTEKT Corp. ............................ 229,600 2,804,190
Justsystems Corp. ........................ 29,100 691,916
JVCKenwood Corp. ....................... 183,900 1,386,124
JX Advanced Metals Corp. .................. 566,600 17,578,379
Kadokawa Corp. ......................... 135,600 3,081,759
Kagome Co. Ltd. ......................... 115,500 1,984,538
Kajima Corp. ............................ 425,300 16,622,449
Kakaku.com, Inc. ......................... 181,900 3,045,319
Kaken Pharmaceutical Co. Ltd. ............... 34,500 898,032
Kamigumi Co. Ltd. ........................ 124,600 4,118,075
Kanadevia Corp. ......................... 144,700 1,115,252
Kanamoto Co. Ltd. ........................ 28,700 846,010
Kandenko Co. Ltd. ........................ 110,100 4,802,728
Kaneka Corp. ........................... 19,800 619,282
Kanematsu Corp. ......................... 261,000 3,590,080
Kansai Electric Power Co., Inc. (The) ........... 973,300 15,592,418
Kansai Paint Co. Ltd. ...................... 197,300 2,960,977
Kao Corp. .............................. 452,300 16,854,896
Kasumigaseki Capital Co. Ltd. ................ 27,800 1,155,491
Katitas Co. Ltd. .......................... 25,100 501,061
Kato Sangyo Co. Ltd. ...................... 14,800 578,612
Kawasaki Heavy Industries Ltd. ............... 798,500 16,415,889
Kawasaki Kisen Kaisha Ltd. .................. 335,300 5,488,207
KDDI Corp. ............................. 3,031,700 49,612,335
KDX Realty Investment Corp. , Class A .......... 4,071 4,252,195
Keihan Holdings Co. Ltd. .................... 72,000 1,492,515
Keikyu Corp. ............................ 163,700 1,604,988
Keio Corp. ............................. 430,700 2,030,501
Keisei Electric Railway Co. Ltd. ............... 449,700 3,211,755
Kewpie Corp. ........................... 104,300 2,767,483
Keyence Corp. .......................... 197,400 90,540,654
KH Neochem Co. Ltd. ...................... 26,500 468,001
Kikkoman Corp. .......................... 729,800 6,630,471
Kinden Corp. ............................ 127,300 6,820,859
Kintetsu Group Holdings Co. Ltd. .............. 186,900 3,990,840
Kioxia Holdings Corp.
(a)
..................... 193,500 46,818,983
Kirin Holdings Co. Ltd. ..................... 882,600 13,917,766
Kissei Pharmaceutical Co. Ltd. ................ 28,900 807,624
Kitz Corp. .............................. 141,800 1,909,035
Kiyo Bank Ltd. (The) ....................... 114,700 3,037,534
Kobayashi Pharmaceutical Co. Ltd. ............. 40,500 1,500,949
Kobe Bussan Co. Ltd. ...................... 186,300 3,261,429
Kobe Steel Ltd. .......................... 365,900 4,509,361
Koei Tecmo Holdings Co. Ltd. ................ 167,880 1,663,186
Kohnan Shoji Co. Ltd. ...................... 25,600 662,259
Security Shares Value
a
Japan (continued)
Koito Manufacturing Co. Ltd. ................. 184,800 $ 2,998,270
Kokusai Electric Corp. ..................... 185,100 7,789,990
Kokuyo Co. Ltd. .......................... 507,400 2,527,355
Komatsu Ltd. ........................... 957,500 40,998,235
KOMEDA Holdings Co. Ltd. .................. 98,000 1,907,532
Komeri Co. Ltd. .......................... 22,800 486,421
Konami Group Corp. ...................... 97,800 11,743,155
Konica Minolta, Inc. ....................... 419,700 1,334,632
Kose Holdings Corp. ...................... 26,400 941,742
Kotobuki Spirits Co. Ltd. .................... 103,100 1,325,341
Kraftia Corp. ............................ 40,300 2,485,578
K's Holdings Corp. ........................ 97,100 1,122,363
Kubota Corp. ........................... 1,063,300 17,357,779
Kumagai Gumi Co. Ltd. ..................... 179,600 1,721,896
Kura Sushi, Inc.
(b)
......................... 38,800 425,783
Kuraray Co. Ltd. ......................... 257,800 2,707,563
Kureha Corp. ........................... 42,400 1,064,107
Kurita Water Industries Ltd. .................. 81,000 4,377,827
Kusuri no Aoki Holdings Co. Ltd. .............. 43,200 1,030,231
Kyocera Corp. ........................... 1,373,600 23,867,639
Kyorin Pharmaceutical Co. Ltd. ............... 40,600 401,719
Kyoritsu Maintenance Co. Ltd. ................ 89,600 1,363,213
Kyoto Financial Group, Inc. .................. 211,200 5,837,808
Kyowa Kirin Co. Ltd. ....................... 236,500 3,563,084
Kyushu Electric Power Co., Inc. ............... 400,200 4,326,930
Kyushu Financial Group, Inc. ................. 428,800 3,501,815
Kyushu Railway Co. ....................... 146,800 3,369,642
LaSalle Logiport REIT ...................... 1,726 1,687,143
Lasertec Corp. .......................... 81,000 22,386,643
Leopalace21 Corp. ........................ 242,100 1,008,786
Lintec Corp. ............................ 43,600 1,410,931
Lion Corp. ............................. 283,600 2,774,254
Lixil Corp. .............................. 300,200 3,099,860
LY Corp. ............................... 3,037,800 7,990,103
M&A Capital Partners Co. Ltd. ................ 10,900 224,982
M3, Inc. ............................... 432,000 4,161,218
Mabuchi Motor Co. Ltd. ..................... 299,500 2,818,736
Macnica Holdings, Inc. ..................... 191,600 3,236,517
Makino Milling Machine Co. Ltd. ............... 31,000 2,356,360
Makita Corp. ............................ 214,100 7,950,168
Mani, Inc. .............................. 63,400 692,177
Marubeni Corp. .......................... 1,477,600 57,509,776
Marui Group Co. Ltd. ...................... 200,300 3,834,376
Maruichi Steel Tube Ltd. .................... 210,100 1,951,104
Maruwa Co. Ltd. ......................... 9,400 4,440,622
Maruzen Showa Unyu Co. Ltd. ................ 17,200 851,640
Matsui Securities Co. Ltd. ................... 198,000 1,164,665
MatsukiyoCocokara & Co. ................... 366,470 5,351,157
Mazda Motor Corp. ....................... 665,800 4,285,702
McDonald's Holdings Co. Japan Ltd.
(b)
........... 82,500 4,279,007
Mebuki Financial Group, Inc. ................. 975,400 8,098,100
Medipal Holdings Corp. ..................... 190,300 3,400,152
Megachips Corp. ......................... 19,300 1,203,092
Megmilk Snow Brand Co. Ltd. ................ 34,700 697,261
Meidensha Corp. ......................... 36,700 2,005,132
MEIJI Holdings Co. Ltd. .................... 207,000 4,913,119
Meiko Electronics Co. Ltd. ................... 21,100 4,260,238
MEITEC Group Holdings, Inc. ................ 75,300 1,508,090
Menicon Co. Ltd. ......................... 63,500 655,940
Mercari, Inc.
(a)
........................... 131,600 3,201,855
Metaplanet, Inc.
(a) (b)
....................... 479,900 1,031,840
Micronics Japan Co. Ltd. .................... 32,300 2,715,640
Milbon Co. Ltd. .......................... 28,200 460,228
MINEBEA MITSUMI, Inc. ................... 387,700 7,751,310

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Mirai Corp. ............................. 3,061 $ 899,745
MIRAIT ONE Corp. ....................... 74,700 1,924,915
MISUMI Group, Inc. ....................... 251,600 5,791,460
Mitani Sekisan Co. Ltd. ..................... 26,800 293,486
Mitsubishi Chemical Group Corp. .............. 1,391,500 8,157,589
Mitsubishi Corp. .......................... 3,298,400 105,636,594
Mitsubishi Electric Corp. .................... 1,972,800 79,170,388
Mitsubishi Estate Co. Ltd. ................... 1,127,800 32,140,298
Mitsubishi Estate Logistics REIT Investment Corp. .. 2,268 1,761,806
Mitsubishi Gas Chemical Co., Inc. ............. 186,500 5,250,855
Mitsubishi HC Capital, Inc. ................... 763,830 6,937,947
Mitsubishi Heavy Industries Ltd. ............... 3,279,600 97,882,540
Mitsubishi Logistics Corp. ................... 371,800 3,330,212
Mitsubishi Materials Corp. ................... 127,200 4,191,587
Mitsubishi Motors Corp. .................... 886,700 1,731,769
Mitsubishi UFJ Financial Group, Inc. ............ 11,497,800 206,533,086
Mitsui & Co. Ltd. ......................... 2,534,600 95,163,857
Mitsui Chemicals, Inc. ...................... 377,400 4,603,932
Mitsui E&S Co. Ltd. ....................... 103,300 3,725,438
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 2,205 1,840,845
Mitsui Fudosan Co. Ltd. .................... 2,794,300 30,603,239
Mitsui Fudosan Logistics Park, Inc. ............. 4,942 3,546,785
Mitsui High-Tec, Inc. ....................... 211,600 881,700
Mitsui Kinzoku Co. Ltd. ..................... 59,000 16,210,749
Mitsui OSK Lines Ltd. ...................... 343,700 12,982,969
Miura Co. Ltd. ........................... 83,100 1,721,010
MIXI, Inc. .............................. 48,200 796,222
Mizuho Financial Group, Inc. ................. 2,528,650 108,738,728
Mizuho Leasing Co. Ltd. .................... 194,300 1,766,647
Mochida Pharmaceutical Co. Ltd. .............. 24,900 535,657
Modec, Inc. ............................. 49,500 4,092,696
Monex Group, Inc. ........................ 221,700 951,811
Money Forward, Inc.
(a) (b)
.................... 58,000 1,775,640
Monogatari Corp. (The) ..................... 33,700 906,529
MonotaRO Co. Ltd. ....................... 274,100 3,259,235
Mori Hills REIT Investment Corp. , Class A ........ 1,345 1,152,858
Mori Trust REIT, Inc. ....................... 2,810 1,362,935
Morinaga & Co. Ltd. ....................... 73,900 1,261,034
Morinaga Milk Industry Co. Ltd. ............... 61,200 1,846,800
MOS Food Services, Inc. ................... 55,300 1,393,494
MS&AD Insurance Group Holdings, Inc. ......... 1,320,900 33,965,711
Muninova Holdings, Inc. .................... 721,600 2,124,929
Murata Manufacturing Co. Ltd. ................ 1,760,400 58,382,299
Musashi Seimitsu Industry Co. Ltd. ............. 53,800 1,472,323
Nabtesco Corp. .......................... 123,400 4,081,231
Nachi-Fujikoshi Corp. ...................... 23,300 757,106
Nagase & Co. Ltd. ........................ 282,600 2,125,571
Nagawa Co. Ltd. ......................... 9,000 298,444
Nagoya Railroad Co. Ltd. ................... 187,400 2,116,515
Nakanishi, Inc. .......................... 59,300 1,047,649
Namura Shipbuilding Co. Ltd. ................ 58,500 1,532,300
NANKAI Co. Ltd. ......................... 175,800 3,333,013
NEC Corp. ............................. 1,296,200 34,478,933
Nexon Co. Ltd. .......................... 382,700 6,460,925
Nextage Co. Ltd. ......................... 50,600 1,110,687
NGK Corp. ............................. 211,400 6,693,036
NH Foods Ltd. ........................... 84,700 3,489,817
NHK Spring Co. Ltd. ....................... 238,300 4,354,006
Nichias Corp. ........................... 192,000 3,809,506
Nichicon Corp. .......................... 39,900 610,301
Nichiha Corp. ........................... 26,200 519,277
Nichirei Corp. ........................... 283,900 3,421,017
NIDEC CORP.
(a)
.......................... 871,900 13,430,537
Nifco, Inc. .............................. 56,800 1,673,736
Security Shares Value
a
Japan (continued)
Nihon Kohden Corp. ....................... 177,600 $ 1,654,214
Nihon M&A Center Holdings, Inc. .............. 325,700 1,364,104
Nihon Parkerizing Co. Ltd. ................... 64,800 595,914
Nikkon Holdings Co. Ltd.
(b)
................... 152,200 4,917,769
Nikon Corp. ............................ 269,000 2,976,108
Nintendo Co. Ltd. ......................... 1,111,600 54,378,237
Nippn Corp. ............................ 83,600 1,413,050
Nippon Building Fund, Inc. ................... 9,220 7,720,878
Nippon Densetsu Kogyo Co. Ltd. .............. 31,500 983,374
Nippon Electric Glass Co. Ltd. ................ 89,100 4,651,234
NIPPON EXPRESS HOLDINGS, INC. ........... 186,900 4,908,786
Nippon Gas Co. Ltd. ....................... 164,000 2,815,322
Nippon Kayaku Co. Ltd. .................... 162,900 1,806,670
Nippon Light Metal Holdings Co. Ltd. ............ 136,270 2,495,723
Nippon Paint Holdings Co. Ltd. ................ 953,000 6,010,597
Nippon Paper Industries Co. Ltd. .............. 144,300 1,210,821
Nippon Prologis REIT, Inc. ................... 5,848 3,339,473
NIPPON REIT Investment Corp. ............... 1,837 1,050,184
Nippon Sanso Holdings Corp. ................ 177,000 6,240,217
Nippon Shinyaku Co. Ltd. ................... 54,700 1,677,139
Nippon Shokubai Co. Ltd. ................... 82,500 1,135,774
Nippon Soda Co. Ltd. ...................... 47,600 1,103,151
Nippon Steel Corp. ........................ 4,826,700 17,769,490
Nippon Yusen KK ......................... 405,400 14,569,542
Nipro Corp. ............................. 184,300 1,789,109
Nishimatsu Construction Co. Ltd. .............. 22,600 831,209
Nishimatsuya Chain Co. Ltd. ................. 67,300 859,332
Nishi-Nippon Financial Holdings, Inc. ........... 137,600 3,455,015
Nishi-Nippon Railroad Co. Ltd. ................ 36,900 675,940
Nissan Chemical Corp. ..................... 160,300 6,931,295
Nissan Motor Co. Ltd.
(a) (b)
................... 2,234,000 5,111,429
Nisshin Oillio Group Ltd. (The) ................ 84,900 976,545
Nisshin Seifun Group, Inc. ................... 251,200 3,208,629
Nisshinbo Holdings, Inc. .................... 106,900 1,410,112
Nissin Foods Holdings Co. Ltd. ............... 203,400 3,641,500
Nissui Corp. ............................ 385,200 2,998,954
Niterra Co. Ltd. .......................... 161,800 8,746,181
Nitori Holdings Co. Ltd. ..................... 389,100 5,625,128
Nitta Corp. ............................. 20,300 577,033
Nitto Boseki Co. Ltd. ....................... 28,100 5,162,837
Nitto Denko Corp. ........................ 747,900 14,225,251
Noevir Holdings Co. Ltd. .................... 35,500 991,453
NOF Corp. ............................. 210,600 4,301,081
Nojima Corp. ............................ 207,000 1,613,532
NOK Corp. ............................. 72,100 1,282,187
Nomura Co. Ltd. ......................... 69,900 522,139
Nomura Holdings, Inc. ..................... 3,064,800 24,548,513
Nomura Real Estate Holdings, Inc. ............. 614,600 4,009,803
Nomura Real Estate Master Fund, Inc. .......... 4,328 4,461,941
Nomura Research Institute Ltd. ............... 384,300 10,372,156
NS Solutions Corp. ....................... 50,600 1,172,296
NSD Co. Ltd. ........................... 72,000 1,235,985
NSK Ltd. .............................. 417,900 3,394,334
NTN Corp. ............................. 538,600 1,314,858
NTT UD REIT Investment Corp. ............... 1,233 1,080,563
NTT, Inc. .............................. 30,541,600 29,749,368
Nxera Pharma Co. Ltd.
(a)
.................... 214,100 1,333,381
Obayashi Corp. .......................... 704,900 16,572,669
OBIC Business Consultants Co. Ltd. ............ 35,800 1,407,107
Obic Co. Ltd. ............................ 295,900 7,862,995
Odakyu Electric Railway Co. Ltd. .............. 285,000 2,853,137
Ogaki Kyoritsu Bank Ltd. (The) ................ 58,000 2,596,678
Ohsho Food Service Corp. .................. 54,200 1,013,686
Oji Holdings Corp. ........................ 783,100 4,117,063

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Okamura Corp. .......................... 57,800 $ 927,470
Oki Electric Industry Co. Ltd. ................. 98,400 2,128,743
OKUMA Corp. ........................... 33,400 958,467
Okumura Corp. .......................... 30,900 1,214,586
Olympus Corp. .......................... 1,181,900 11,624,595
Omron Corp. ............................ 191,200 6,867,873
Ono Pharmaceutical Co. Ltd. ................. 394,800 5,839,154
Open House Group Co. Ltd. ................. 53,000 3,119,242
Open Up Group, Inc. ...................... 89,500 1,000,186
Oracle Corp. Japan ....................... 35,300 1,949,048
Organo Corp. ........................... 32,400 3,274,117
Orient Corp. ............................ 47,920 311,123
Oriental Land Co. Ltd. ..................... 1,106,200 15,390,536
ORIX Corp. ............................. 1,173,300 39,489,161
Orix JREIT, Inc. .......................... 6,262 3,967,873
Osaka Gas Co. Ltd. ....................... 382,600 13,748,123
OSG Corp. ............................. 50,200 1,049,867
Otsuka Corp. ........................... 222,900 4,126,829
Otsuka Holdings Co. Ltd. ................... 434,000 31,630,856
PAL GROUP Holdings Co. Ltd. ................ 117,500 1,125,052
PALTAC Corp. ........................... 13,500 398,760
Pan Pacific International Holdings Corp. ......... 1,994,900 11,283,256
Panasonic Holdings Corp. ................... 2,444,200 49,998,081
Park24 Co. Ltd. .......................... 123,500 1,452,296
Pasona Group, Inc. ....................... 21,900 228,214
Penta-Ocean Construction Co. Ltd. ............. 342,000 3,831,853
PeptiDream, Inc.
(a)
........................ 87,500 645,006
Persol Holdings Co. Ltd. .................... 2,250,400 3,349,539
Pigeon Corp. ............................ 135,600 1,461,194
Pilot Corp. ............................. 23,600 719,873
PKSHA Technology, Inc.
(a)
................... 30,300 639,617
Prestige International, Inc. ................... 128,900 547,439
Prima Meat Packers Ltd. .................... 19,800 315,942
Raito Kogyo Co. Ltd. ...................... 36,500 889,454
Rakus Co. Ltd. .......................... 224,500 1,240,563
Rakuten Bank Ltd.
(a)
....................... 96,500 3,899,071
Rakuten Group, Inc.
(a)
...................... 1,622,100 7,897,707
Recruit Holdings Co. Ltd. ................... 1,420,300 65,795,347
Relo Group, Inc. ......................... 58,300 728,959
Renesas Electronics Corp. .................. 1,777,700 35,949,794
Rengo Co. Ltd. .......................... 146,200 1,151,930
Resona Holdings, Inc. ..................... 2,237,100 27,980,890
Resonac Holdings Corp. .................... 188,900 17,287,008
Resorttrust, Inc. .......................... 166,800 1,861,324
Ricoh Co. Ltd. ........................... 480,700 4,053,804
Riken Keiki Co. Ltd. ....................... 30,600 657,212
Rinnai Corp. ............................ 105,900 2,406,782
Rohm Co. Ltd. ........................... 312,700 6,765,247
Rohto Pharmaceutical Co. Ltd. ................ 199,800 2,938,052
Rorze Corp. ............................ 157,400 3,773,095
Round One Corp. ........................ 175,200 951,591
RS Technologies Co. Ltd. ................... 29,700 1,149,650
Ryohin Keikaku Co. Ltd. .................... 518,500 11,979,269
Saizeriya Co. Ltd. ........................ 35,200 1,142,193
Sakai Moving Service Co. Ltd. ................ 12,400 230,291
Sakata Seed Corp. ........................ 39,700 1,040,783
Sakura Internet, Inc.
(b)
...................... 32,700 654,687
San-A Co. Ltd. ........................... 55,100 1,157,006
San-Ai Obbli Co. Ltd. ...................... 47,800 703,365
SanBio Co. Ltd.
(a)
......................... 72,300 877,591
Sangetsu Corp. .......................... 65,900 1,254,480
San-In Godo Bank Ltd. (The) ................. 179,200 2,153,966
Sanken Electric Co. Ltd.
(a)
................... 20,000 1,205,270
Sanki Engineering Co. Ltd. .................. 148,800 2,293,086
Security Shares Value
a
Japan (continued)
Sankyo Co. Ltd. .......................... 244,100 $ 2,887,712
Sankyu, Inc. ............................ 37,300 2,004,406
Sanrio Co. Ltd.
(b)
......................... 949,000 5,530,399
Sansan, Inc.
(a)
........................... 59,900 485,715
Santen Pharmaceutical Co. Ltd. ............... 277,700 2,861,831
Sanwa Holdings Corp. ..................... 188,300 4,306,916
Sapporo Holdings Ltd. ..................... 328,600 3,686,341
Sawai Group Holdings Co. Ltd. ............... 169,100 2,273,137
SBI Holdings, Inc. ........................ 550,500 11,107,995
SCREEN Holdings Co. Ltd. .................. 153,000 10,144,057
Secom Co. Ltd. .......................... 422,200 15,479,723
Sega Sammy Holdings, Inc. .................. 206,400 2,992,315
Seibu Holdings, Inc. ....................... 217,400 5,115,962
Seiko Epson Corp. ........................ 301,600 4,056,740
Seiko Group Corp. ........................ 57,300 2,128,493
Seino Holdings Co. Ltd. .................... 72,600 1,112,781
Seiren Co. Ltd. .......................... 45,600 925,573
Sekisui Chemical Co. Ltd. ................... 385,800 5,911,947
Sekisui House Ltd. ........................ 637,900 13,889,614
Sekisui House REIT, Inc. .................... 3,868 2,100,093
Senko Group Holdings Co. Ltd. ............... 129,200 1,529,359
Seria Co. Ltd. ........................... 46,400 1,014,950
Seven & i Holdings Co. Ltd. .................. 2,145,100 25,636,243
Seven Bank Ltd. ......................... 1,147,600 1,937,864
SG Holdings Co. Ltd. ...................... 269,200 2,519,461
Sharp Corp.
(a) (b)
.......................... 184,700 661,804
Shibaura Machine Co. Ltd. .................. 22,900 614,631
Shibaura Mechatronics Corp. ................. 78,000 2,423,309
SHIFT, Inc.
(a) (b)
........................... 228,600 966,651
Shiga Bank Ltd. (The) ...................... 214,400 2,643,288
Shikoku Electric Power Co., Inc. ............... 105,600 1,051,371
Shimadzu Corp. .......................... 232,400 5,402,248
Shimamura Co. Ltd. ....................... 149,400 3,124,369
Shimano, Inc. ........................... 62,200 6,525,705
Shimizu Corp. ........................... 472,500 9,128,744
Shin-Etsu Chemical Co. Ltd. ................. 1,723,200 79,339,873
Shionogi & Co. Ltd. ....................... 836,500 16,899,756
Ship Healthcare Holdings, Inc. ................ 64,000 952,418
Shiseido Co. Ltd. ......................... 386,900 7,902,395
Shizuoka Financial Group, Inc. ................ 394,000 6,916,913
SHO-BOND Holdings Co. Ltd. ................ 204,800 1,732,343
Shochiku Co. Ltd. ........................ 7,800 515,340
Shoei Co. Ltd. ........................... 52,200 581,580
Sinfonia Technology Co. Ltd. ................. 23,700 2,178,592
SKY Perfect JSAT Corp. .................... 181,100 3,953,906
Skylark Holdings Co. Ltd. ................... 219,100 4,209,721
SMC Corp. ............................. 57,100 28,078,440
SMS Co. Ltd. ........................... 143,000 1,629,282
Socionext, Inc. .......................... 208,600 2,538,506
SoftBank Corp. .......................... 29,643,600 41,722,438
SoftBank Group Corp. ..................... 3,795,300 129,642,916
Sojitz Corp. ............................. 217,860 8,159,882
Sompo Holdings, Inc. ...................... 935,300 34,807,567
Sony Financial Group, Inc. .................. 6,469,500 5,804,221
Sony Group Corp. ........................ 6,215,700 124,533,589
SOSiLA Logistics REIT, Inc. .................. 1,113 873,736
Sotetsu Holdings, Inc. ...................... 163,100 2,751,932
Square Enix Holdings Co. Ltd. ................ 252,400 3,961,207
Stanley Electric Co. Ltd. .................... 174,100 3,397,887
Star Asia Investment Corp. .................. 4,127 1,484,825
Starts Corp., Inc. ......................... 19,400 592,299
Subaru Corp. ........................... 601,800 8,963,934
Sugi Holdings Co. Ltd. ..................... 115,900 2,319,741
SUMCO Corp. ........................... 374,200 5,970,227

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Sumitomo Bakelite Co. Ltd. .................. 63,900 $ 2,250,618
Sumitomo Chemical Co. Ltd. ................. 1,599,000 5,217,671
Sumitomo Corp. ......................... 1,126,600 41,889,436
Sumitomo Electric Industries Ltd. .............. 743,300 48,934,572
Sumitomo Forestry Co. Ltd. .................. 476,600 4,307,097
Sumitomo Heavy Industries Ltd. ............... 113,300 3,833,348
Sumitomo Metal Mining Co. Ltd. ............... 250,900 15,426,056
Sumitomo Mitsui Financial Group, Inc. ........... 3,738,400 131,999,355
Sumitomo Mitsui Trust Group, Inc. ............. 690,400 23,082,373
Sumitomo Osaka Cement Co. Ltd. ............. 26,300 654,960
Sumitomo Pharma Co. Ltd.
(a) (b)
................ 203,800 2,249,925
Sumitomo Realty & Development Co. Ltd. ........ 611,400 18,953,151
Sumitomo Rubber Industries Ltd. .............. 213,600 2,770,150
Sumitomo Warehouse Co. Ltd. (The) ........... 36,000 867,556
Sun Corp.
(a) (b)
........................... 12,800 709,404
Sundrug Co. Ltd. ......................... 94,300 2,272,645
Suntory Beverage & Food Ltd. ................ 166,800 4,806,900
Suruga Bank Ltd. ......................... 226,800 3,362,756
Suzuken Co. Ltd. ......................... 51,300 1,815,824
Suzuki Motor Corp. ....................... 1,650,800 18,461,608
SWCC Corp. ............................ 30,800 3,152,587
Sysmex Corp. ........................... 466,500 4,119,400
Systena Corp. ........................... 278,200 761,033
T Hasegawa Co. Ltd. ...................... 24,300 448,179
T&D Holdings, Inc. ........................ 459,100 11,123,080
Tadano Ltd. ............................ 129,000 1,130,905
Taiheiyo Cement Corp. ..................... 159,000 3,609,902
Taikisha Ltd. ............................ 35,800 795,181
Taisei Corp. ............................ 162,300 17,599,932
Taiyo Holdings Co. Ltd. ..................... 93,300 2,874,266
Taiyo Yuden Co. Ltd. ...................... 152,800 6,264,721
Takara Holdings, Inc. ...................... 153,500 1,735,460
Takasago Thermal Engineering Co. Ltd. ......... 91,200 2,630,277
Takashimaya Co. Ltd. ...................... 358,200 4,258,789
Takeda Pharmaceutical Co. Ltd. ............... 1,596,254 53,367,212
Takeuchi Manufacturing Co. Ltd. .............. 39,200 1,767,091
Takuma Co. Ltd. ......................... 138,700 2,444,961
TDK Corp. ............................. 2,054,200 37,559,814
Teijin Ltd. .............................. 116,700 1,175,268
Terumo Corp. ........................... 1,409,800 17,938,310
THK Co. Ltd. ............................ 155,900 5,844,551
Timee, Inc.
(a) (b)
........................... 81,200 659,714
TIS, Inc. ............................... 227,000 4,947,471
TKC Corp. ............................. 23,300 533,899
Toagosei Co. Ltd. ......................... 194,900 2,116,545
Tobu Railway Co. Ltd. ...................... 186,600 3,332,313
Tocalo Co. Ltd. .......................... 135,000 2,693,378
Toda Corp. ............................. 152,000 1,379,961
Toei Animation Co. Ltd. ..................... 47,900 800,093
Toei Co. Ltd. ............................ 25,900 955,046
Toho Co. Ltd. ........................... 470,700 4,379,129
Toho Gas Co. Ltd. ........................ 230,800 1,733,001
Toho Holdings Co. Ltd. ..................... 47,500 1,357,446
Tohoku Electric Power Co., Inc. ............... 469,300 3,277,949
Tokai Carbon Co. Ltd. ...................... 190,100 1,352,032
TOKAI Holdings Corp. ..................... 105,900 769,535
Tokai Rika Co. Ltd. ........................ 42,300 780,290
Tokai Tokyo Financial Holdings, Inc. ............ 307,400 1,384,995
Tokio Marine Holdings, Inc. .................. 1,866,800 85,493,411
Tokuyama Corp. ......................... 76,800 1,972,899
Tokyo Century Corp. ....................... 61,600 846,191
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 1,582,100 6,023,282
Tokyo Electron Ltd. ....................... 453,300 133,579,635
Tokyo Gas Co. Ltd. ....................... 352,400 14,966,380
Security Shares Value
a
Japan (continued)
Tokyo Kiraboshi Financial Group, Inc. ........... 36,900 $ 2,746,117
Tokyo Metro Co. Ltd. ...................... 300,000 3,004,695
Tokyo Ohka Kogyo Co. Ltd. .................. 92,700 5,449,814
Tokyo Seimitsu Co. Ltd. .................... 44,000 4,861,808
Tokyo Steel Manufacturing Co. Ltd. ............. 92,500 1,005,506
Tokyo Tatemono Co. Ltd. .................... 189,700 4,365,143
Tokyu Construction Co. Ltd. .................. 124,900 1,179,018
Tokyu Corp. ............................ 457,700 4,866,288
Tokyu Fudosan Holdings Corp. ................ 457,700 3,896,918
Tokyu REIT, Inc. ......................... 839 1,034,795
Tomy Co. Ltd. ........................... 81,800 1,328,983
TOPPAN Holdings, Inc. ..................... 222,500 6,613,491
Toray Industries, Inc. ...................... 1,469,300 10,549,205
Toridoll Holdings Corp.
(b)
.................... 52,700 1,361,917
Toshiba TEC Corp. ........................ 28,400 489,059
Tosoh Corp. ............................ 211,100 3,252,996
Totetsu Kogyo Co. Ltd. ..................... 20,500 723,495
TOTO Ltd. ............................. 128,700 4,521,004
Towa Corp. ............................. 72,400 1,376,115
Towa Pharmaceutical Co. Ltd. ................ 23,400 591,894
Toyo Seikan Group Holdings Ltd. .............. 162,100 3,362,062
Toyo Suisan Kaisha Ltd. .................... 70,400 4,852,071
Toyo Tire Corp. .......................... 175,300 4,298,023
Toyobo Co. Ltd. .......................... 30,300 276,880
Toyoda Gosei Co. Ltd. ..................... 84,300 2,487,434
Toyota Boshoku Corp. ..................... 84,500 1,195,557
Toyota Motor Corp. ....................... 9,584,300 183,974,548
Toyota Tsusho Corp. ....................... 698,400 27,416,242
Transcosmos, Inc. ........................ 15,800 385,731
TRE Holdings Corp. ....................... 50,500 517,033
Trend Micro, Inc. ......................... 150,500 5,238,597
Tri Chemical Laboratories, Inc. ................ 33,500 696,894
Trusco Nakayama Corp. .................... 43,400 599,193
TS Tech Co. Ltd. ......................... 66,600 729,450
Tsubakimoto Chain Co. ..................... 158,600 2,377,506
Tsumura & Co. .......................... 54,300 1,266,487
Tsuruha Holdings, Inc. ..................... 317,395 4,172,329
UACJ Corp. ............................ 185,300 3,269,420
UBE Corp. ............................. 175,900 2,666,204
Ulvac, Inc. ............................. 62,100 3,910,590
Umios Corp. ............................ 151,200 1,278,438
U-Next Holdings Co. Ltd. .................... 109,300 1,066,086
Unicharm Corp. .......................... 1,122,800 6,541,509
United Urban Investment Corp. ............... 3,172 3,578,137
Ushio, Inc. ............................. 67,300 1,355,171
USS Co. Ltd. ............................ 438,400 4,746,498
UT Group Co. Ltd. ........................ 483,800 572,915
Valor Holdings Co. Ltd. ..................... 27,200 641,104
Visional, Inc.
(a)
........................... 29,600 1,396,856
Wacoal Holdings Corp. ..................... 44,900 1,324,471
Wacom Co. Ltd. .......................... 214,900 989,123
West Japan Railway Co. .................... 385,500 6,978,158
Yakult Honsha Co. Ltd. ..................... 269,200 4,687,871
Yamada Holdings Co. Ltd. ................... 459,900 1,534,322
Yamaguchi Financial Group, Inc. .............. 245,100 4,211,545
Yamaha Corp. ........................... 448,600 3,201,430
Yamaha Motor Co. Ltd. ..................... 945,600 6,641,870
Yamato Holdings Co. Ltd. ................... 225,000 2,549,101
Yamato Kogyo Co. Ltd. ..................... 31,700 2,419,715
Yamazaki Baking Co. Ltd. ................... 161,400 3,376,014
Yaskawa Electric Corp. ..................... 230,700 8,180,624
Yokogawa Bridge Holdings Corp. .............. 33,500 627,625
Yokogawa Electric Corp. .................... 208,200 7,249,050
Yokohama Financial Group, Inc. ............... 1,097,400 10,417,178

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Yokohama Rubber Co. Ltd. (The) .............. 117,800 $ 4,794,664
Yonex Co. Ltd. ........................... 58,800 995,631
Yoshinoya Holdings Co. Ltd. ................. 103,100 2,079,854
Zenkoku Hosho Co. Ltd. .................... 80,300 1,617,746
Zensho Holdings Co. Ltd. ................... 84,100 4,635,171
Zeon Corp. ............................. 122,300 1,425,523
Zojirushi Corp. ........................... 34,000 342,424
ZOZO, Inc. ............................. 473,100 3,185,126
6,400,880,129
a
Netherlands  —  4 .1%
Aalberts N.V. ............................ 127,277 4,834,816
ABN AMRO Bank N.V., CVA ................. 591,028 20,577,713
Adyen N.V.
(a) (d)
........................... 25,547 28,828,647
Aegon Ltd. ............................. 1,292,419 10,709,758
AerCap Holdings N.V. ...................... 179,617 25,543,334
Akzo Nobel N.V. ......................... 162,872 9,560,053
Allfunds Group PLC ....................... 462,314 4,731,383
Arcadis N.V. ............................ 73,405 3,143,757
ASM International N.V. ..................... 47,216 46,190,259
ASML Holding N.V. ....................... 394,248 569,903,464
ASR Nederland N.V. ....................... 160,854 12,218,376
Basic-Fit N.V.
(a) (d)
......................... 62,736 2,102,875
BE Semiconductor Industries N.V. ............. 77,353 22,626,876
Coca-Cola Europacific Partners PLC ............ 221,169 20,915,952
Corbion N.V. ............................ 59,446 1,328,466
CSG N.V.
(a)
............................. 203,162 4,399,978
CVC Capital Partners PLC
(d)
................. 210,651 3,206,085
DSM-Firmenich AG ....................... 166,314 12,421,790
Eurocommercial Properties N.V. ............... 54,260 1,780,043
EXOR N.V. ............................. 89,994 7,059,434
Flow Traders Ltd.
(a)
........................ 44,205 1,422,582
Fugro N.V. ............................. 140,001 2,030,237
Havas N.V.
(a)
............................ 101,431 1,930,642
Heineken Holding N.V. ..................... 138,910 9,871,081
Heineken N.V. ........................... 278,277 21,663,798
IMCD N.V. ............................. 55,838 6,565,697
ING Groep N.V. .......................... 3,010,096 87,116,321
InPost SA
(a)
............................. 248,767 4,461,953
Koninklijke Ahold Delhaize N.V. ............... 901,480 42,342,029
Koninklijke BAM Groep N.V. ................. 269,788 2,967,568
Koninklijke Heijmans N.V. ................... 32,757 3,314,274
Koninklijke KPN N.V. ...................... 3,816,864 20,410,846
Koninklijke Philips N.V. ..................... 771,687 20,355,381
Koninklijke Vopak N.V. ..................... 87,320 4,370,255
Magnum Ice Cream Co. N.V. (The)
(a) (b)
........... 495,392 7,232,823
NN Group N.V. .......................... 263,697 23,082,401
OCI N.V.
(a)
............................. 113,378 480,018
Pharming Group N.V.
(a)
..................... 996,367 1,682,659
PostNL N.V. ............................ 544,918 607,424
Prosus N.V.
(a)
........................... 1,330,354 64,406,381
Randstad N.V. ........................... 100,314 2,972,444
SBM Offshore N.V. ........................ 178,860 7,651,880
Signify N.V.
(d)
............................ 173,886 3,954,860
TKH Group N.V. ......................... 44,752 2,293,509
Universal Music Group N.V. .................. 1,102,472 23,116,185
Van Lanschot Kempen N.V. .................. 43,700 3,348,253
Wolters Kluwer N.V. ....................... 228,871 17,862,331
1,199,596,891
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 1,740,489 8,482,602
Contact Energy Ltd. ....................... 932,760 5,234,767
EBOS Group Ltd. ......................... 205,992 2,589,559
Fisher & Paykel Healthcare Corp. Ltd. ........... 591,229 12,741,143
Security Shares Value
a
New Zealand (continued)
Fletcher Building Ltd.
(a) (b)
.................... 1,226,277 $ 2,025,677
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 1,904,912 2,126,868
Infratil Ltd. ............................. 892,015 6,571,041
Mercury NZ Ltd. .......................... 678,214 2,684,389
Meridian Energy Ltd. ...................... 1,506,318 5,054,391
Ryman Healthcare Ltd.
(a)
.................... 1,143,289 1,437,941
Spark New Zealand Ltd. .................... 2,130,835 2,618,285
51,566,663
a
Norway  —  0 .8%
Aker ASA , Class A ........................ 29,558 3,426,478
Aker BP ASA ............................ 338,406 13,229,066
Atea ASA
(a)
............................. 96,727 1,630,788
Austevoll Seafood ASA ..................... 143,361 1,451,086
Bakkafrost P/F .......................... 60,270 3,005,466
BLUENORD ASA
(a)
....................... 27,666 1,760,815
BW LPG Ltd.
(d)
.......................... 140,679 2,810,634
DNB Bank ASA .......................... 901,446 27,298,794
DNO ASA .............................. 946,932 2,045,869
Entra ASA
(d)
............................ 64,383 731,064
Equinor ASA ............................ 773,745 31,489,275
Frontline PLC ........................... 140,238 5,101,105
Gjensidige Forsikring ASA ................... 213,381 5,994,098
Hoegh Autoliners ASA ..................... 171,615 2,454,368
Kitron ASA ............................. 88,030 950,184
Kongsberg Gruppen ASA ................... 464,205 15,532,457
Kongsberg Maritime A.S.
(a)
.................. 464,205 3,042,357
Leroy Seafood Group ASA ................... 325,800 1,597,931
Mowi ASA .............................. 495,552 10,994,933
NORBIT ASA ........................... 67,219 1,656,416
Nordic Semiconductor ASA
(a)
................. 201,862 4,148,675
Norsk Hydro ASA ......................... 1,473,804 16,265,660
Norwegian Air Shuttle ASA .................. 823,602 1,291,203
Orkla ASA .............................. 789,889 9,742,500
Protector Forsikring ASA .................... 78,008 3,945,929
Salmar ASA ............................ 88,186 5,320,839
Scatec ASA
(a) (d)
.......................... 208,881 2,716,781
SpareBank 1 SMN ........................ 198,996 4,441,846
SpareBank 1 Sor-Norge ASA ................. 276,631 5,978,463
Storebrand ASA .......................... 467,720 9,041,472
Subsea 7 SA ............................ 268,377 9,667,952
Telenor ASA ............................ 648,765 10,678,885
TGS ASA .............................. 214,475 3,484,029
TOMRA Systems ASA ..................... 292,123 2,981,418
Vend Marketplaces ASA .................... 176,656 4,858,436
Yara International ASA ..................... 180,478 10,506,872
241,274,144
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 8,546,474 9,135,164
EDP Renovaveis SA ....................... 323,103 5,402,531
EDP SA ............................... 3,070,932 16,749,722
Galp Energia SGPS SA .................... 425,353 9,948,985
Jeronimo Martins SGPS SA .................. 256,842 6,167,514
Navigator Co. SA (The) ..................... 324,387 1,275,530
NOS SGPS SA .......................... 223,891 1,478,453
REN - Redes Energeticas Nacionais SGPS SA ..... 626,115 2,774,020
Sonae SGPS SA ......................... 1,335,314 3,052,888
55,984,807
a
Singapore  —  1 .5%
Bitdeer Technologies Group , Class A
(a) (b)
......... 146,168 1,650,237
CapitaLand Ascendas REIT .................. 3,612,112 7,099,485
CapitaLand Ascott Trust .................... 3,852,268 2,714,005

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Singapore (continued)
CapitaLand China Trust
(b)
................... 1,056,680 $ 552,553
CapitaLand Integrated Commercial Trust ......... 6,667,375 12,418,094
CapitaLand Investment Ltd. .................. 2,733,800 5,995,552
CDL Hospitality Trusts ..................... 715,290 456,184
City Developments Ltd. ..................... 702,400 4,520,602
ComfortDelGro Corp. Ltd. ................... 3,435,600 3,999,949
DBS Group Holdings Ltd. ................... 2,130,740 98,249,843
ESR-REIT ............................. 714,395 1,360,052
Frasers Centrepoint Trust ................... 1,827,599 3,367,936
Frasers Logistics & Commercial Trust ........... 3,513,187 2,655,045
Genting Singapore Ltd.
(b)
.................... 7,592,300 4,074,170
Golden Agri-Resources Ltd. .................. 5,731,100 1,428,293
Grab Holdings Ltd. , Class A
(a)
................. 2,453,663 9,372,993
Hafnia Ltd. ............................. 477,615 4,235,007
iFAST Corp. Ltd.
(b)
........................ 263,200 1,811,792
Keppel DC REIT ......................... 2,522,200 4,667,921
Keppel Infrastructure Trust .................. 7,811,425 3,314,087
Keppel Ltd. ............................. 1,545,400 13,227,722
Keppel REIT ............................ 3,524,233 2,481,289
Mapletree Industrial Trust
(b)
.................. 2,270,840 3,524,049
Mapletree Logistics Trust
(b)
.................. 4,386,534 4,222,910
Mapletree Pan Asia Commercial Trust
(b)
.......... 2,595,600 2,637,434
NETLINK NBN TRUST ..................... 3,673,100 2,914,701
Oversea-Chinese Banking Corp. Ltd. ........... 3,400,600 58,669,188
Parkway Life REIT ........................ 502,400 1,589,656
SATS Ltd. .............................. 1,368,063 3,560,663
Sea Ltd. , Class A , ADR
(a)
.................... 401,232 34,056,572
Seatrium Ltd. ........................... 2,728,359 5,057,990
Sembcorp Industries Ltd. ................... 895,200 4,697,957
Singapore Airlines Ltd. ..................... 1,498,700 7,422,653
Singapore Exchange Ltd. ................... 858,300 14,675,849
Singapore Post Ltd.
(b)
...................... 1,666,900 452,639
Singapore Technologies Engineering Ltd. ......... 1,682,300 14,256,612
Singapore Telecommunications Ltd. ............ 7,812,700 28,296,020
Starhill Global REIT ....................... 1,300,300 563,173
Suntec REIT ............................ 1,550,700 1,824,661
United Overseas Bank Ltd. .................. 1,224,000 34,858,369
UOL Group Ltd. .......................... 550,900 4,608,671
Venture Corp. Ltd. ........................ 392,900 5,014,947
Wilmar International Ltd. .................... 2,093,000 5,970,018
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 2,626,600 540,753
Yangzijiang Maritime Development Ltd.
(a) (b)
........ 2,602,300 1,383,655
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,999,400 10,229,345
440,681,296
a
Spain  —  3 .1%
Acciona SA ............................. 24,197 7,043,323
Acerinox SA ............................ 228,251 3,745,992
ACS Actividades de Construccion y Servicios SA ... 191,835 27,650,069
Aena SME SA
(d)
.......................... 741,057 20,240,197
Almirall SA ............................. 95,745 1,417,312
Amadeus IT Group SA ..................... 443,376 25,583,813
Banco Bilbao Vizcaya Argentaria SA ............ 5,789,316 127,841,989
Banco de Sabadell SA ..................... 5,439,798 21,090,087
Banco Santander SA ...................... 15,003,854 183,081,780
Bankinter SA ............................ 769,261 12,801,329
CaixaBank SA ........................... 3,946,629 50,234,044
Cellnex Telecom SA
(d)
...................... 527,453 17,755,444
CIE Automotive SA ........................ 33,530 1,143,013
Colonial SFL Socimi SA .................... 417,361 2,676,841
Construcciones y Auxiliar de Ferrocarriles SA ...... 17,638 1,327,882
Enagas SA ............................. 217,808 4,358,496
Endesa SA ............................. 358,093 16,050,330
Ferrovial N.V. ........................... 505,871 34,738,916
Fluidra SA ............................. 147,629 3,454,761
Security Shares Value
a
Spain (continued)
Gestamp Automocion SA
(d)
.................. 132,928 $ 503,793
Grifols SA .............................. 301,771 3,181,892
Iberdrola SA ............................ 6,517,883 152,806,626
Indra Sistemas SA
(b)
....................... 104,930 6,034,981
Industria de Diseno Textil SA ................. 1,089,822 65,226,536
International Consolidated Airlines Group SA , Class DI 1,112,343 5,611,448
Laboratorios Farmaceuticos Rovi SA ............ 31,029 2,900,366
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 610,501 852,652
Logista Integral SA ........................ 98,034 3,830,008
Mapfre SA ............................. 937,639 4,590,049
Melia Hotels International SA ................. 109,055 1,422,386
Merlin Properties Socimi SA ................. 490,433 8,576,294
Naturgy Energy Group SA ................... 270,380 8,498,135
Neinor Homes SA
(d)
....................... 35,849 701,379
Pharma Mar SA
(a)
......................... 16,673 1,880,144
Prosegur Cia de Seguridad SA ................ 64,555 204,187
Redeia Corp. SA ......................... 57,325 1,002,464
Repsol SA ............................. 1,214,491 32,622,634
Sacyr SA .............................. 619,901 3,412,527
Solaria Energia y Medio Ambiente SA
(a)
.......... 82,183 2,343,572
Tecnicas Reunidas SA
(a)
.................... 50,202 2,080,196
Telefonica SA ........................... 3,978,267 17,952,003
Unicaja Banco SA
(d)
....................... 1,427,873 4,635,352
Vidrala SA ............................. 19,807 1,786,803
Viscofan SA ............................ 58,665 4,131,130
899,023,175
a
Sweden  —  3 .5%
AAK AB ............................... 220,847 6,334,987
AddLife AB , Class B ....................... 146,148 2,278,780
AddTech AB , Class B ...................... 293,987 10,796,961
AFRY AB .............................. 90,708 1,107,167
Alfa Laval AB ........................... 301,422 18,139,349
Alleima AB ............................. 215,643 1,932,055
Ambea AB
(d)
............................ 162,001 2,458,243
Arjo AB , Class B ......................... 256,339 676,642
Asker Healthcare Group AB
(a)
................. 226,134 1,850,416
Asmodee Group AB , Class B
(a)
................ 198,781 2,667,566
Assa Abloy AB , Class B .................... 1,030,674 39,668,268
Atlas Copco AB , Class A .................... 2,701,983 51,925,713
Atlas Copco AB , Class B .................... 1,574,695 26,850,311
Avanza Bank Holding AB ................... 163,808 5,921,371
Axfood AB ............................. 151,489 4,625,355
Beijer Ref AB ........................... 398,688 5,648,471
Betsson AB , Class B ...................... 184,103 1,872,386
Billerud Aktiebolag ........................ 226,141 1,554,523
BioArctic AB , Class B
(a) (d)
.................... 57,132 2,003,665
Boliden AB ............................. 294,637 15,487,706
BoneSupport Holding AB
(a) (d)
................. 85,782 2,070,978
Bravida Holding AB
(d)
...................... 217,173 2,244,001
Bure Equity AB .......................... 91,571 2,665,399
Camurus AB
(a)
........................... 46,349 2,685,130
Castellum AB ........................... 400,950 5,132,134
Catena AB ............................. 64,749 3,054,355
Coffee Stain Group AB , Class B
(a) (b)
............. 265,536 627,241
Corem Property Group AB , Class B ............ 844,167 293,057
Dios Fastigheter AB ....................... 113,578 782,851
Dometic Group AB
(a) (d)
...................... 428,388 1,447,641
Dynavox Group AB
(a)
...................... 133,520 1,186,674
Electrolux AB , Class B
(a) (b)
................... 306,319 1,712,581
Electrolux Professional AB , Class B ............ 424,239 2,133,765
Elekta AB , Class B ........................ 513,854 2,984,375
Embracer Group AB , Class B
(a)
................ 158,381 1,092,345
Epiroc AB , Class A ........................ 677,249 19,551,767

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Epiroc AB , Class B ........................ 379,205 $ 9,448,936
EQT AB ............................... 494,046 16,120,991
Essity AB , Class B ........................ 603,308 15,976,692
Evolution AB
(d)
........................... 132,986 9,372,280
Fabege AB ............................. 323,645 2,719,212
Fastighets AB Balder , Class B
(a)
............... 721,185 4,314,248
Getinge AB , Class B ....................... 254,501 5,123,574
Granges AB ............................ 125,293 2,357,195
H & M Hennes & Mauritz AB , Class B ........... 517,885 9,294,843
Hemnet Group AB ........................ 126,108 1,634,792
Hexagon AB , Class B ...................... 2,068,632 22,599,680
Hexpol AB ............................. 384,369 3,128,573
HMS Networks AB ........................ 38,754 2,262,425
Holmen AB , Class B ....................... 109,101 3,752,996
Hufvudstaden AB , Class A ................... 128,430 1,710,405
Husqvarna AB , Class B ..................... 471,163 2,269,767
Industrivarden AB , Class A .................. 135,361 7,191,154
Industrivarden AB , Class C .................. 166,352 8,752,727
Indutrade AB ............................ 284,248 6,140,843
Instalco AB ............................. 302,558 1,254,439
Investment AB Latour , Class B ................ 156,730 3,598,013
Investor AB , Class B ....................... 1,832,996 74,393,172
JM AB ................................ 63,717 800,941
Kinnevik AB , Class B
(a)
..................... 291,943 1,681,175
L E Lundbergforetagen AB , Class B ............ 60,187 3,488,710
Lagercrantz Group AB , Class B ............... 152,141 4,023,137
Lifco AB , Class B ......................... 268,101 8,435,859
Lindab International AB ..................... 131,181 2,170,399
Loomis AB ............................. 99,820 4,625,165
Medicover AB , Class B ..................... 86,340 1,940,435
Mildef Group AB ......................... 65,411 1,226,357
Millicom International Cellular SA
(a)
............. 111,711 9,482,030
MIPS AB .............................. 31,189 924,708
Modern Times Group MTG AB , Class B
(a)
......... 106,156 1,447,569
Munters Group AB
(d)
....................... 178,395 3,932,867
Mycronic AB ............................ 210,032 6,627,501
NCAB Group AB
(a)
........................ 179,406 1,401,010
NCC AB , Class B ......................... 111,697 2,409,904
Nibe Industrier AB , Class B .................. 1,583,970 7,200,492
Nolato AB , Class B ........................ 259,962 1,396,563
Nordea Bank Abp ........................ 3,124,528 58,756,393
Nordnet AB publ ......................... 140,460 4,629,694
Nyfosa AB ............................. 151,048 1,096,122
Pandox AB , Class B ....................... 104,436 1,916,163
Peab AB , Class B ........................ 210,526 2,045,342
Saab AB , Class B ........................ 339,020 20,579,601
Sagax AB , Class B ........................ 225,988 4,497,364
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 1,220,215 444,063
Sandvik AB ............................. 1,094,282 46,033,293
Sectra AB , Class B ........................ 170,633 4,747,918
Securitas AB , Class B ...................... 503,510 8,450,384
Sinch AB
(a) (b) (d)
........................... 726,927 2,306,329
Skandinaviska Enskilda Banken AB , Class A ...... 1,545,450 30,587,808
Skanska AB , Class B ...................... 345,734 9,337,347
SKF AB , Class B ......................... 357,079 8,990,793
Spotify Technology SA
(a)
.................... 159,098 71,045,212
SSAB AB , Class B ........................ 731,388 6,659,134
Storskogen Group AB , Class B ................ 1,501,012 1,483,175
Svenska Cellulosa AB SCA , Class B ............ 617,448 7,075,092
Svenska Handelsbanken AB , Class A ........... 1,460,665 20,755,950
Sweco AB , Class B ....................... 248,222 3,392,880
Swedbank AB , Class A ..................... 869,074 30,721,089
Swedish Orphan Biovitrum AB
(a)
............... 212,733 9,979,962
Tele2 AB , Class B ........................ 587,439 12,053,865
Security Shares Value
a
Sweden (continued)
Telefonaktiebolaget LM Ericsson , Class B ........ 2,857,689 $ 34,089,364
Telia Co. AB ............................ 2,438,075 12,743,928
Thule Group AB
(d)
......................... 123,666 3,088,998
Trelleborg AB , Class B ..................... 222,365 9,130,090
Troax Group AB .......................... 40,753 469,645
Truecaller AB , Class B ..................... 365,036 476,422
Verisure PLC
(a)
.......................... 262,574 3,280,831
Vitec Software Group AB , Class B ............. 56,819 1,575,245
Vitrolife AB ............................. 77,881 887,175
Volvo AB , Class B ........................ 1,598,330 55,712,565
Wallenstam AB , Class B .................... 403,957 1,717,867
Wihlborgs Fastigheter AB ................... 404,082 3,572,435
1,024,425,546
a
Switzerland  —  7 .5%
ABB Ltd. , Registered ...................... 1,590,774 160,890,347
Accelleron Industries AG .................... 97,391 10,434,454
Adecco Group AG , Registered
(b)
............... 166,017 3,825,858
Alcon AG .............................. 503,399 37,579,890
Allreal Holding AG , Registered ................ 19,524 5,331,822
ALSO Holding AG , Registered ................ 9,423 1,943,259
ams-OSRAM AG
(a)
........................ 120,862 1,941,242
Aryzta AG
(a)
............................. 28,883 2,311,397
Avolta AG
(a)
............................. 112,395 6,211,346
Bachem Holding AG , Class B ................. 43,915 3,992,590
Banque Cantonale Vaudoise , Registered ......... 37,559 5,918,344
Barry Callebaut AG , Registered
(b)
.............. 3,875 5,808,078
Belimo Holding AG , Registered ............... 10,735 9,830,673
BKW AG .............................. 25,732 5,143,673
Bossard Holding AG , Class A, Registered ........ 4,845 989,029
Bucher Industries AG , Registered .............. 6,417 2,548,168
Burckhardt Compression Holding AG ........... 4,443 2,975,168
Bystronic AG ............................ 1,339 333,486
Cembra Money Bank AG .................... 42,263 5,168,272
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 936 11,470,148
Chocoladefabriken Lindt & Spruengli AG , Registered . 108 13,946,631
Cie Financiere Richemont SA , Class A, Registered .. 544,134 104,428,711
Clariant AG , Registered
(a)
................... 278,796 2,871,438
Comet Holding AG , Registered ................ 11,062 4,385,771
Daetwyler Holding AG , Bearer ................ 6,518 1,309,690
DKSH Holding AG ........................ 39,912 3,046,840
dormakaba Holding AG ..................... 42,871 2,854,587
EFG International AG
(a)
..................... 127,309 2,739,150
Emmi AG , Registered ...................... 2,536 2,653,965
EMS-Chemie Holding AG , Registered ........... 7,552 6,437,505
Flughafen Zurich AG , Registered .............. 24,798 7,041,548
Forbo Holding AG , Registered ................ 1,026 966,595
Galderma Group AG ....................... 189,525 39,761,084
Galenica AG
(d)
........................... 48,163 5,131,592
Geberit AG , Registered ..................... 34,951 23,618,509
Georg Fischer AG , Registered ................ 96,503 5,278,816
Givaudan SA , Registered ................... 9,047 32,262,129
Helvetia Baloise Holding AG ................. 86,549 23,730,353
Holcim AG
(a)
............................ 517,422 48,082,135
Huber + Suhner AG , Registered ............... 18,365 5,333,729
Inficon Holding AG , Registered ................ 24,442 4,524,223
Interroll Holding AG , Registered ............... 681 1,424,143
Intershop Holding AG ...................... 10,836 2,352,065
Julius Baer Group Ltd. ..................... 222,802 18,313,633
Kardex Holding AG , Registered ............... 9,714 3,470,690
Kuehne + Nagel International AG , Registered ...... 49,390 11,600,073
Landis+Gyr Group AG
(a)
.................... 27,243 1,827,009
Logitech International SA , Registered ........... 168,362 16,619,430
Lonza Group AG , Registered ................. 72,308 44,456,472

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Mobilezone Holding AG , Registered ............ 56,582 $ 1,053,332
Mobimo Holding AG , Registered ............... 10,590 5,055,443
Nestle SA , Registered ..................... 2,608,840 264,118,033
Novartis AG , Registered .................... 1,926,275 284,683,546
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 165,345 723,291
Partners Group Holding AG .................. 22,794 24,781,694
PSP Swiss Property AG , Registered ............ 51,013 10,196,016
Roche Holding AG , Bearer .................. 35,247 14,742,466
Roche Holding AG , NVS .................... 711,855 290,080,799
Sandoz Group AG ........................ 429,741 34,471,005
Schindler Holding AG , Participation Certificates , NVS 40,689 14,225,629
Schindler Holding AG , Registered .............. 25,539 8,551,502
SFS Group AG .......................... 25,628 3,904,543
SGS SA , Registered ....................... 161,142 17,459,741
Siegfried Holding AG , Registered
(a) (b)
............ 41,350 4,170,465
SIG Group AG
(a)
.......................... 315,013 5,104,566
Sika AG , Registered ....................... 151,362 27,921,176
Softwareone Holding AG .................... 182,403 1,614,115
Sonova Holding AG , Registered ............... 54,023 11,842,278
Stadler Rail AG .......................... 56,961 1,664,063
Straumann Holding AG , Registered ............. 118,701 12,882,475
Sulzer AG , Registered ..................... 25,766 4,904,516
Sunrise Communications AG , Class A ........... 72,090 4,305,010
Swatch Group AG (The) , Bearer ............... 27,892 6,474,528
Swiss Life Holding AG , Registered ............. 29,647 34,808,614
Swiss Prime Site AG , Registered .............. 87,440 15,152,975
Swiss Re AG ............................ 299,213 48,199,820
Swisscom AG , Registered ................... 27,315 23,103,783
Swissquote Group Holding SA , Registered ........ 13,353 6,757,804
Tecan Group AG , Registered ................. 14,233 2,153,459
Temenos AG , Registered ................... 65,635 6,225,052
UBS Group AG , Registered .................. 3,228,751 142,878,033
Valiant Holding AG , Registered ............... 21,202 4,927,732
VAT Group AG
(d)
......................... 28,780 21,620,985
Vontobel Holding AG , Registered .............. 25,811 2,189,465
Ypsomed Holding AG , Registered .............. 4,923 1,719,942
Zurich Insurance Group AG .................. 147,229 102,651,006
2,192,434,662
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (c)
....................... 12,146 —
a
United Kingdom  —  12 .6%
3i Group PLC ........................... 990,894 34,461,041
4imprint Group PLC ....................... 32,313 1,602,263
Aberdeen Group PLC ...................... 1,988,026 5,618,331
Admiral Group PLC ....................... 251,056 11,540,072
Airtel Africa PLC
(d)
........................ 798,933 3,858,546
AJ Bell PLC ............................ 492,068 3,481,823
Anglo American PLC ...................... 1,115,446 55,197,761
Antofagasta PLC ......................... 398,812 19,341,463
AO World PLC
(a)
......................... 507,489 607,007
Ashmore Group PLC ...................... 883,067 2,494,590
Associated British Foods PLC ................ 331,228 8,248,072
Aston Martin Lagonda Global Holdings PLC
(a) (b) (d)
.... 589,805 328,490
AstraZeneca PLC ........................ 1,571,868 298,218,272
Autotrader Group PLC
(d)
.................... 881,053 5,926,777
Aviva PLC ............................. 3,047,669 25,848,063
B&M European Value Retail PLC .............. 1,016,194 2,322,015
Babcock International Group PLC .............. 264,705 3,987,850
BAE Systems PLC ........................ 3,050,189 84,836,574
Balfour Beatty PLC ....................... 594,792 6,609,217
Baltic Classifieds Group PLC ................. 458,193 1,211,433
Barclays PLC ........................... 14,077,948 82,748,936
Barratt Redrow PLC ....................... 1,428,269 4,864,328
Security Shares Value
a
United Kingdom (continued)
Beazley PLC ............................ 596,489 $ 10,360,646
Bellway PLC ............................ 122,018 3,166,306
Berkeley Group Holdings PLC
(a)
............... 104,815 4,563,586
Big Yellow Group PLC ..................... 184,360 2,262,828
Bodycote PLC ........................... 211,576 1,964,842
BP PLC ............................... 15,884,343 125,737,785
Breedon Group PLC ....................... 349,534 1,457,325
British American Tobacco PLC ................ 2,198,071 129,454,953
British Land Co. PLC (The) .................. 804,359 4,256,237
BT Group PLC .......................... 6,329,337 18,607,205
Bunzl PLC ............................. 321,184 10,588,160
Burberry Group PLC
(a)
..................... 355,531 5,641,624
Carnival PLC ........................... 164,101 4,353,176
Centrica PLC ........................... 5,106,274 14,925,079
Chemring Group PLC ...................... 311,313 2,211,292
Clarkson PLC ........................... 27,154 1,786,892
Coats Group PLC ........................ 2,019,781 2,283,934
Coca-Cola HBC AG , Class DI
(a)
............... 212,863 12,416,066
Compass Group PLC ...................... 1,683,723 47,576,971
Computacenter PLC ....................... 96,103 4,865,723
Convatec Group PLC
(d)
..................... 1,444,310 4,142,026
Cranswick PLC .......................... 64,546 4,734,088
Crest Nicholson Holdings PLC ................ 434,066 389,832
Croda International PLC .................... 146,332 5,675,687
Currys PLC ............................. 1,511,045 2,564,024
CVS Group PLC ......................... 101,520 1,598,318
DCC PLC .............................. 96,695 7,288,194
Derwent London PLC ...................... 114,752 2,684,819
Diageo PLC ............................ 2,204,980 44,583,321
Diploma PLC ........................... 135,971 12,868,207
Domino's Pizza Group PLC .................. 615,317 1,623,510
Dr Martens PLC .......................... 862,001 729,586
Drax Group PLC ......................... 417,819 5,023,682
Dunelm Group PLC ....................... 168,236 1,721,532
easyJet PLC ............................ 335,080 1,603,806
Elementis PLC .......................... 923,347 1,859,537
Endeavour Mining PLC ..................... 178,163 10,753,335
Energean PLC .......................... 239,992 2,917,894
Entain PLC ............................. 623,504 4,602,068
Experian PLC ........................... 912,440 33,385,288
Fevertree Drinks PLC ...................... 112,168 1,240,140
Firstgroup PLC .......................... 1,004,765 2,223,122
Frasers Group PLC
(a)
...................... 153,965 1,373,324
Fresnillo PLC ........................... 223,931 9,888,067
Future PLC ............................. 132,148 600,240
Games Workshop Group PLC ................ 33,191 8,803,135
Gamma Communications PLC ................ 105,912 1,303,419
GB Group PLC .......................... 297,958 861,573
Genuit Group PLC ........................ 331,091 1,166,901
Genus PLC ............................. 73,348 2,339,506
Glencore PLC
(a)
.......................... 10,188,644 79,184,405
Grafton Group PLC , CDI .................... 237,038 2,824,243
Grainger PLC ........................... 697,914 1,522,347
Great Portland Estates PLC .................. 336,240 1,414,709
Greatland Resources Ltd.
(a)
.................. 563,792 5,517,411
Greencore Group PLC ..................... 872,898 2,988,494
Greggs PLC ............................ 104,068 2,148,231
GSK PLC .............................. 4,106,683 107,666,836
Haleon PLC ............................ 8,996,938 41,546,687
Halma PLC ............................. 371,911 22,380,730
Hammerson PLC ......................... 464,062 2,078,807
Harbour Energy PLC ...................... 645,741 2,568,033
Hays PLC .............................. 1,724,094 783,584
Helios Towers PLC
(a)
...................... 1,026,538 2,790,929

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Hikma Pharmaceuticals PLC ................. 156,546 $ 2,976,405
Hill & Smith PLC ......................... 98,914 3,459,148
Hiscox Ltd. ............................. 356,868 7,509,304
Hochschild Mining PLC ..................... 373,269 3,186,809
Howden Joinery Group PLC ................. 573,554 6,051,163
HSBC Holdings PLC ...................... 17,409,749 320,336,191
Ibstock PLC
(d)
........................... 809,804 1,129,489
ICG PLC .............................. 303,595 7,485,046
IG Group Holdings PLC .................... 385,255 7,879,262
IMI PLC ............................... 278,940 10,624,284
Imperial Brands PLC ...................... 797,532 30,300,341
Inchcape PLC ........................... 382,995 4,305,827
Informa PLC ............................ 1,362,229 14,728,561
IntegraFin Holdings PLC .................... 374,784 1,662,558
InterContinental Hotels Group PLC ............. 154,829 22,137,618
International Workplace Group PLC ............ 863,359 2,171,059
Intertek Group PLC ....................... 148,154 9,543,800
Investec PLC ........................... 726,023 6,214,115
IP Group PLC
(a)
.......................... 1,050,565 866,693
ITV PLC ............................... 3,822,445 4,159,353
J D Wetherspoon PLC ..................... 206,091 1,640,564
J Sainsbury PLC ......................... 1,658,295 7,419,452
JD Sports Fashion PLC .................... 2,742,078 2,517,245
JET2 PLC .............................. 155,744 2,311,970
Johnson Matthey PLC ..................... 171,208 4,841,142
JTC PLC
(d)
............................. 198,958 3,552,004
Jupiter Fund Management PLC ............... 616,592 1,273,363
Kainos Group PLC ........................ 119,947 1,357,156
Kingfisher PLC .......................... 1,934,152 7,605,675
Lancashire Holdings Ltd. .................... 376,919 2,944,003
Land Securities Group PLC .................. 638,714 5,139,275
Legal & General Group PLC ................. 5,837,171 20,031,577
Lion Finance Group PLC .................... 38,177 5,735,207
Lloyds Banking Group PLC .................. 58,934,853 80,110,309
London Stock Exchange Group PLC ............ 470,386 61,035,721
LondonMetric Property PLC .................. 2,347,578 6,042,847
M&G PLC .............................. 2,326,690 9,562,585
Man Group PLC ......................... 1,479,089 5,110,773
Marks & Spencer Group PLC ................. 2,006,925 9,014,776
Marshalls PLC ........................... 273,664 487,829
Melrose Industries PLC ..................... 1,377,407 9,038,917
Mitie Group PLC ......................... 1,656,636 3,917,916
Mondi PLC ............................. 434,964 4,493,792
MONY Group PLC ........................ 504,022 1,219,437
Morgan Sindall Group PLC .................. 51,940 3,310,527
National Grid PLC ........................ 4,974,543 89,047,184
NatWest Group PLC ....................... 8,053,117 64,230,632
Next PLC .............................. 124,231 21,925,342
Ninety One PLC ......................... 738,932 2,168,456
Ocado Group PLC
(a)
....................... 630,887 1,705,853
OSB Group PLC ......................... 389,609 2,800,803
Oxford Instruments PLC .................... 72,355 2,841,470
Oxford Nanopore Technologies PLC
(a)
........... 687,113 1,049,558
Pagegroup PLC .......................... 468,274 851,941
Pan African Resources PLC ................. 2,113,689 4,036,313
Paragon Banking Group PLC ................. 301,296 3,068,764
Pearson PLC ........................... 625,873 9,235,985
Pennon Group PLC ....................... 591,772 4,424,868
Persimmon PLC ......................... 331,771 4,783,962
Pets at Home Group PLC ................... 519,938 1,273,510
Playtech PLC ........................... 304,573 1,508,554
Plus500 Ltd. ............................ 96,646 5,870,628
Premier Foods PLC ....................... 909,941 2,447,925
Primary Health Properties PLC ................ 3,051,639 3,882,453
Security Shares Value
a
United Kingdom (continued)
Prudential PLC .......................... 2,586,588 $ 38,978,691
QinetiQ Group PLC ....................... 622,294 3,771,100
Quilter PLC
(d)
........................... 1,712,711 4,276,808
Rathbones Group PLC ..................... 66,684 1,782,125
Reckitt Benckiser Group PLC ................. 658,338 41,889,101
RELX PLC ............................. 1,839,438 67,077,553
Renishaw PLC .......................... 51,595 3,323,641
Rentokil Initial PLC ........................ 2,496,712 16,832,223
RHI Magnesita N.V. ....................... 39,650 1,430,457
Rightmove PLC .......................... 798,905 4,711,534
Rio Tinto PLC ........................... 1,141,775 115,018,416
Rolls-Royce Holdings PLC .................. 8,546,062 137,519,443
Rotork PLC ............................. 770,450 3,237,427
RS GROUP PLC ......................... 487,787 3,995,811
Safestore Holdings PLC .................... 244,950 2,228,215
Sage Group PLC (The) ..................... 990,081 11,808,339
Savills PLC ............................. 169,858 1,911,480
Schroders PLC .......................... 725,179 5,710,047
Segro PLC ............................. 1,192,915 11,299,270
Serco Group PLC ........................ 1,257,102 4,813,632
Severn Trent PLC ........................ 256,888 11,419,641
Shaftesbury Capital PLC .................... 1,853,855 3,367,715
Shell PLC .............................. 5,812,591 264,279,739
Sirius Real Estate Ltd. ..................... 1,854,607 2,526,180
Smith & Nephew PLC ...................... 862,859 13,351,719
Smiths Group PLC ........................ 354,849 12,251,386
Softcat PLC ............................ 155,551 2,920,651
Spirax Group PLC ........................ 80,525 7,858,996
SSE PLC .............................. 1,214,582 43,487,331
SSP Group PLC ......................... 955,076 2,065,095
St. James's Place PLC ..................... 525,874 8,683,183
Standard Chartered PLC .................... 2,006,053 51,083,787
Standard Life PLC ........................ 623,757 6,417,269
Sunbelt Rentals Holdings, Inc. ................ 431,712 32,449,193
Tate & Lyle PLC .......................... 404,555 2,020,879
Taylor Wimpey PLC ....................... 3,630,001 3,839,804
TBC Bank Group PLC ..................... 48,954 3,230,786
Telecom Plus PLC ........................ 91,730 1,460,412
Tesco PLC ............................. 6,694,672 43,913,661
TP ICAP Group PLC ...................... 1,061,891 4,568,988
Trainline PLC
(a) (d)
......................... 491,092 1,591,779
Travis Perkins PLC ....................... 214,381 1,522,773
Tritax Big Box REIT PLC .................... 1,726,193 3,543,183
Trustpilot Group PLC
(a) (d)
.................... 388,861 1,377,887
TUI AG ............................... 491,479 3,657,476
Unilever PLC ........................... 2,217,033 129,286,548
UNITE Group PLC (The) .................... 442,189 2,786,572
United Utilities Group PLC ................... 654,766 12,985,444
Vesuvius PLC ........................... 297,254 1,782,984
Victrex PLC ............................ 120,383 987,781
Vistry Group PLC
(a)
........................ 374,729 1,672,469
Vodafone Group PLC ...................... 19,959,425 31,758,354
Volution Group PLC ....................... 212,075 1,771,887
Watches of Switzerland Group PLC
(a) (d)
.......... 277,221 1,940,246
Weir Group PLC (The) ..................... 250,427 9,076,807
WH Smith PLC .......................... 161,940 1,137,598
Whitbread PLC .......................... 175,684 5,340,430
Wise PLC , Class A
(a)
....................... 667,869 9,551,415
Workspace Group PLC ..................... 166,223 763,158
WPP PLC .............................. 1,038,680 3,760,612
Yellow Cake PLC
(a) (d)
....................... 295,751 2,443,910
Zegona Communications PLC ................ 182,014 4,345,185
3,717,288,696
a

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States  —  0 .1%
Keel Infrastructure Corp.
(a) (b)
.................. 705,614 $ 2,134,997
Nebius Group N.V. , Class A
(a) (b)
................ 218,892 30,257,441
Sunococorp LLC ......................... 3,842 256,185
32,648,623
a
Total Common Stocks — 98.9%
(Cost: $ 21,169,673,484 ) .............................. 29,075,177,913
a
Preferred Stocks
Germany  —  0 .2%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 59,152 5,397,636
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 97,290 4,724,495
FUCHS SE , Preference Shares , NVS ........... 92,664 4,369,779
Henkel AG & Co. KGaA , Preference Shares , NVS ... 155,319 11,302,250
Jungheinrich AG , Preference Shares , NVS ........ 50,229 1,513,339
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 141,987 5,166,358
Sartorius AG , Preference Shares , NVS
(b)
......... 26,715 6,825,048
Volkswagen AG , Preference Shares , NVS ........ 203,702 20,657,058
59,955,963
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 4,660,174 4,302,940
a
Total Preferred Stocks — 0.2%
(Cost: $ 77,246,371 ) ................................. 64,258,903
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(a)
........................... 126,693 170,997
a
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (c)
................ 159,774 654,351
a
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(a) (c)
...... 216,556 5,893
a
Total Rights — 0.0%
(Cost: $ 824,274 ) ................................... 831,241
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c)
............................ 11,415 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.1%
(Cost: $ 21,247,744,129 ) .............................. 29,140,268,057
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 298,583,810 298,673,385
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 2,146,270 2,146,270
a
Total Short-Term Securities — 1.0%
(Cost: $ 300,825,155 ) ................................ 300,819,655
Total Investments —  100.1%
(Cost: $ 21,548,569,284 ) .............................. 29,441,087,712
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (26,524,883)
Net Assets — 100.0% ................................. $ 29,414,562,829
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 138,443,361  $ 160,260,412
(a)
$ —  $ (24,888) $ (5,500) $ 298,673,385  298,583,810  $ 1,524,334
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 740,000  1,406,270
(a)
—  —  —  2,146,270  2,146,270  141,065  —
$ —  $ (24,888) $ (5,500)
$ 300,819,655
$ 1,665,399  $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI International Developed Markets ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 284 06/11/26 $ 68,205 $ 2,243,688
SPI 200 Index ....................................................................... 303 06/18/26 47,272 (7,260)
Euro STOXX 50 Index ................................................................. 1,279 06/19/26 87,664 2,993,624
FTSE 100 Index ..................................................................... 446 06/19/26 63,076 754,361
$ 5,984,413
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,377,369,303  $ 23,696,787,166  $ 1,021,444  $ 29,075,177,913
Preferred Stocks ......................................... 4,369,779  59,889,124  —  64,258,903
Rights ................................................ —  170,997  660,244  831,241
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 300,819,655  —  —  300,819,655
$ 5,682,558,737  $ 23,756,847,287  $ 1,681,688  $ 29,441,087,712
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,991,673  $ —  $ —  $ 5,991,673
Liabilities
Equity Contracts ........................................... (7,260) —  —  (7,260)
$ 5,984,413  $ —  $ —  $ 5,984,413
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust